Item 1: Report to Shareholders

Extended Equity Market Index Fund	December 31, 2005

The views and opinions in this report were current as of December 31, 2005. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act of 2002, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

Fellow Shareholders

U.S. stocks completed their third consecutive year of gains in 2005, as good performance in the second half of the year lifted equities out of their first-half doldrums. Mid-cap stocks performed best. Despite soaring energy prices, rising borrowing costs, and widespread damage along the Gulf Coast stemming from several hurricanes, most major indexes finished near their highest levels of the year—supported by firm economic and corporate earnings growth and merger activity—amid hopes that the Federal Reserve would soon stop raising short-term interest rates.

MARKET ENVIRONMENT

Conditions in the U.S. economy were favorable over the last six months. Economic growth as measured by gross domestic product (GDP) was probably about 3%, job growth was steady, and unemployment hovered around 5%. Fears of higher inflation and slower economic growth, however, picked up in the third quarter. Oil prices spiked in late August to $70 per barrel as Hurricane Katrina severely disrupted energy production along the Gulf Coast but settled around $60 by the end of December. In addition, consumer sentiment soured as gasoline temporarily surged above $3 per gallon and higher oil and natural gas prices presaged a significant jump in heating costs this winter. A sharp fourth-quarter decline in energy costs helped lift consumer sentiment and tempered fears of a significant acceleration of inflation.

Federal Reserve officials acknowledged the economic uncertainty stemming from hurricane damage and elevated energy costs, but concluded that the effects on the economy would be temporary and persisted in raising short-term interest rates at a gradual pace. In the last six months, the central bank lifted the federal funds target rate from 3.25% to 4.25%, a level not seen in more than four years. However, there have been signs in recent months that the Fed may be nearing the end of its rate-tightening program, which began 18 months ago when the fed funds rate was 1.00%. The strongest evidence comes from the Fed’s most recent monetary policy meeting on December 13, 2005. According to the minutes and the post-meeting statement, central bank officials no longer characterize monetary policy as being "accommodative," and they believe that the number of additional interest rate increases "probably would not be large."

Large-cap shares, as measured by the S&P 500 Stock Index, returned 5.77% and 4.91% in the 6- and 12-month periods ended December 31, 2005, versus 7.92% and 10.28% for the Dow Jones Wilshire 4500 Completion Index, a broad benchmark for small- and mid-cap stocks. As measured by various Russell indexes, value stocks generally outperformed growth across all market capitalizations for the full year, but the relative performance of growth stocks improved notably in the second half of the year.

The market for initial public offerings (IPOs) in the second half of the year was comparable to that of the first half. In aggregate, more than 200 companies went public in 2005, according to data from Dealogic and Thomson Financial. Despite strong merger and acquisition activity, particularly from private equity firms, the universe of publicly traded companies based in the U.S., as measured by the Dow Jones Wilshire 5000 Composite Index, expanded in the last six months for the first time in quite some time. As of December 31, there were 4,990 companies in the index versus 4,905 six months ago and 4,971 at the end of 2004.

FUND MERGER NEWS AND SUMMARY OF INVESTMENT STRATEGIES

On July 11, 2005, the T. Rowe Price Equity Index 500 Fund acquired substantially all of the assets of the TD Waterhouse Equity Index 500 Fund and the TD Waterhouse Dow 30 Fund. At the same time, the T. Rowe Price Extended Equity Market Index Fund acquired substantially all of the assets of the TD Waterhouse Extended Market Index Fund. These acquisitions were accomplished by tax-free exchanges. We would like to welcome our new shareholders and thank our longer-term shareholders for their continuing confidence in our investment management abilities. In addition, we believe this is an appropriate time to summarize our funds’ investment strategies for all shareholders.

T. Rowe Price’s Equity Market Index Funds are designed for investors who want to harness the potential for long-term capital appreciation from broad exposure to large-cap stocks (Equity Index 500 Fund), small- and mid-cap stocks (Extended Equity Market Index Fund), or the entire U.S. stock market (Total Equity Market Index Fund). These funds could serve as core holdings in an investor’s portfolio, as they offer many attributes that most investors will find appealing.

• They are well-diversified, which can reduce the potentially negative impact of a given stock on the entire portfolio. The Equity Index 500 Fund invests in all of the S&P 500 Index stocks, while the Total Equity Market Index Fund and the Extended Equity Market Index Fund invested in approximately 1,900 and 2,500 stocks, respectively, as of December 31.

• They tend to closely track their benchmarks. The Equity Index 500 Fund uses a full replication strategy so that the weightings of our holdings match those of the S&P 500 Index. The Total Equity Market Index Fund and the Extended Equity Market Index Fund use a sampling strategy to approximate the sector allocations, price/earnings ratio, and other attributes of their benchmarks. We occasionally invest in securities such as futures and exchange-traded funds (ETFs) so that the index funds can accommodate cash flows and remain fully invested.

• They offer instant, broad exposure to different sectors of the stock market, and each fund’s sector allocations are consistent with its benchmark’s sector breakdown. As such, changes in their sector diversification and other overall characteristics reflect changes in the composition of the indexes, rather than strategic shifts that are typical of an actively managed fund.

• Their expenses are generally very low, which enables investors to retain more of their returns. In general, T. Rowe Price’s equity index funds’ expense ratios are well below those of their peer group averages, as measured by Lipper.

EQUITY INDEX 500 FUND

Your fund returned 5.63% in the last six months and 4.62% for the 12-month period ended December 31, 2005, respectively. As shown in the table, the fund closely tracked the performance of its benchmark, the S&P 500 Stock Index, in both periods. Fund performance tends to slightly trail that of the benchmark due to annual operating and management expenses.

As measured by various S&P 500 sectors, materials stocks did best in percentage terms in the last six months. Shares of metals and mining companies were boosted by the surging price of gold, which climbed to well above $500 per ounce and approached 25-year highs. Energy stocks also continued their impressive run, though the sector backpedaled somewhat in the fourth quarter as oil and gasoline prices fell from peak levels.

The financials sector performed well and, because it is the largest sector in the S&P 500, contributed the most to index and fund performance. Insurance companies benefited from the belief that the industry’s pricing power would be stronger in the wake of last year’s tragic hurricane season. Companies tied to the capital markets also did very well, while real estate and mortgage finance companies lagged as the housing market started to cool.

Information technology stocks, the second-largest S&P 500 sector, also contributed substantially to fund performance. All major underlying industries posted gains, but makers of computers and peripherals fared best, lifted by shares of Apple Computer, which soared along with the popularity of its iPod devices. (Please refer to the fund’s portfolio of investments for a complete listing of the fund’s holdings and the amount each represents in the portfolio.)

For the 12-month period, many S&P 500 sectors produced modest gains, but energy stocks far surpassed other segments. Utilities also performed well, as investors sought securities with attractive dividend yields in an environment of relatively low interest rates. On the downside, consumer discretionary stocks sank amid concerns that elevated energy costs would sap consumer spending. Telecommunication services shares also declined amid weak fundamentals and heightened competition.

Standard & Poor’s authorized a total of 20 changes to the composition of the S&P 500 Index in 2005, 17 of which occurred in the second half of the year. Many of the stocks that left the index were acquired, though a few, such as Delta Air Lines, were dropped after they filed for bankruptcy. Please see the table on page 14 for a complete list of index changes in 2005.

TOTAL EQUITY MARKET INDEX FUND

Your fund returned 6.31% and 6.23% in the 6- and 12-month periods ended December 31, 2005, respectively. The fund nosed past the Dow Jones Wilshire 5000 Composite Index in the last six months and narrowly trailed the benchmark for the full year, as shown in the table. The fund typically lags its benchmark by a wider margin due to annual operating and management expenses.

In general, what is true about the performance of the S&P 500 Stock Index is also true about the performance of the Dow Jones Wilshire 5000 Composite Index. The Wilshire 5000 index, which represents the entire U.S. stock market, includes all S&P 500 companies. In fact, the S&P 500 represents 74% of the Wilshire 5000’s total market value. The largest components of the Wilshire index—as with the S&P 500—have the greatest influence on performance. In addition, the percentage weightings of the major sectors are somewhat similar.

In the last six months, the materials and energy sectors performed best in percentage terms, but the information technology and financials sectors—the two largest in the fund and the index—contributed the most to the portfolio’s performance. In contrast, telecommunication services and utility stocks lagged, and consumer discretionary shares were hobbled by weakness among media companies.

For the 12-month period, energy stocks decisively topped the performance charts in percentage terms and as contributors to our performance. Utilities were strong for the full year, and health care stocks also performed well, as weakness among pharmaceutical stocks was overcome by strength among providers and service companies as well as biotechnology shares. Information technology shares contributed significantly to fund performance, thanks primarily to Internet company Google, which gained steadily throughout the year. Consumer discretionary stocks performed the worst. (Please refer to the fund’s portfolio of investments for a complete listing of the fund’s holdings and the amount each represents in the portfolio.)

EXTENDED EQUITY MARKET INDEX FUND

Boosted by strong performance of mid- and small-cap shares, your fund returned 7.68% and 9.95% in the 6- and 12-month periods ended December 31, 2005, respectively. Thanks to our sampling strategy, the fund closely tracked the Dow Jones Wilshire 4500 Completion Index in both periods, as shown in the table. Due to annual operating and management expenses, however, the fund lagged its benchmark’s performance slightly.

In the last six months, the energy sector produced the best returns on a percentage basis, but information technology shares—the largest sector in the Dow Jones Wilshire 4500 Completion Index—contributed the most to our performance, helped by robust performance of Google. Several mid- and small-cap sectors produced very strong returns, as shown in the table, outpacing their larger counterparts. For example, in the telecommunication services sector, smaller wireless companies fared much better than large-cap wireline businesses. Also, biotechnology companies did much better than pharmaceutical giants in the health care space. (Please refer to the fund’s portfolio of investments for a complete listing of the fund’s holdings and the amount each represents in the portfolio.)

For the 12-month period, energy stocks produced superior returns in percentage terms and contributed the most to our performance. Many other sectors produced excellent returns. Financials lagged somewhat, despite strength in insurance companies, due to weakness among interest rate-sensitive commercial banks, thrifts, and mortgage finance companies. Consumer-related stocks performed worst for the year and in the last six months, as surging energy costs tempered consumer spending.

OUTLOOK

The environment for equities going into 2006 looks quite favorable. The U.S. economy is growing at a steady clip, the Federal Reserve is nearly finished raising short-term interest rates, and corporate profit growth remains healthy. Corporate balance sheets are flush with cash, and consumers have generally remained resilient in the face of rising interest rates and higher energy costs. Of course, stocks could stumble if this pleasant picture becomes clouded. For example, interest rates could keep rising, particularly if inflation picks up, and corporate earnings might slow more than is generally expected.

We do not know if the three-year bull market in equities will continue throughout 2006, and even if it does, we will not try to predict which sectors, stocks, or industries will perform best. Our task is to track closely the major equity indexes with the assets that you have entrusted to us. Once again, we would like you to know that we appreciate your confidence in T. Rowe Price, and we thank you for investing with us.

Respectfully submitted,

E. Frederick Bair
Chairman of the Investment Advisory Committee, Equity Index 500 Fund
and Extended Equity Market Index Fund
Cochairman of the Investment Advisory Committee, Total Equity Market
Index Fund

Ken D. Uematsu
Cochairman of the Investment Advisory Committee, Total Equity Market
Index Fund

January 17, 2006

The committee chairmen have day-to-day responsibility for managing the portfolio and work with committee members in developing and executing the fund’s investment program.

RISKS OF INVESTING

As with all stock mutual funds, the funds’ share prices can fall because of weakness in the stock market, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

GLOSSARY

Dow Jones Wilshire 5000 Composite Index: Tracks the performance of the most active stocks in the broad U.S. market.

Dow Jones Wilshire 4500 Completion Index: Tracks the performance of all stocks in the Dow Jones Wilshire 5000 Composite Index, excluding those in the S&P 500 Stock Index.

Fed funds target rate: An overnight lending rate set by the Federal Reserve and used by banks to meet reserve requirements. Banks also use the fed funds rate as a benchmark for their prime lending rates.

S&P 500 Stock Index: Tracks the stocks of 500 mostly large U.S. companies.

PORTFOLIO HIGHLIGHTS

TWENTY-FIVE LARGEST HOLDINGS

Equity Index 500 Fund	Percent of Net Assets 12/31/05
GE	3.2%
ExxonMobil	3.0
Citigroup	2.1
Microsoft	2.1
Procter & Gamble	1.7
Bank of America	1.6
Johnson & Johnson	1.6
American International Group	1.5
Pfizer	1.5
Altria Group	1.4
Intel	1.3
J.P. Morgan Chase	1.2
IBM	1.1
Chevron	1.1
Wal-Mart	1.0
Cisco Systems	0.9
Wells Fargo	0.9
PepsiCo	0.9
Amgen	0.8
AT&T	0.8
Home Depot	0.7
UnitedHealth Group	0.7
Coca-Cola	0.7
Verizon Communications	0.7
Wachovia	0.7
Total	33.2%

Note: Table excludes investments in the T. Rowe Price Reserve Investment Fund and securities lending collateral.

PORTFOLIO HIGHLIGHTS

PORTFOLIO HIGHLIGHTS

THE EVOLVING S&P 500 INDEX

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs such as redemption fees or sales loads and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account maintenance fee that is not included in the accompanying table. The account maintenance fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRA accounts but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments †

(Cost and value in $ 000s)

COMMON STOCKS 97.8%

CONSUMER DISCRETIONARY 15.9%

Auto Components 0.6%

	Shares/$ Par	Value
Aftermarket Technology (1)	2,300	45
American Axle & Manufacturing Holdings (2)	3,630	67
Amerigon (1)	4,500	26
Arvinmeritor	4,955	71
Bandag (2)	1,250	53
Borg-Warner	3,470	210
Drew Industries (1)	2,300	65
Gentex	10,560	206
IMPCO Technologies (1)(2)	6,200	32
Keystone Automotive (1)	1,450	46
Lear (2)	4,550	129
LKQ Corporation (1)(2)	1,500	52
MIDAS (1)	1,500	28
Modine Manufacturing (2)	1,900	62
Noble International	1,000	21
Proliance International (1)	2,747	14
Sauer-Danfoss (2)	3,350	63
Standard Motor Products (2)	2,450	23
Stoneridge (1)	3,000	20
Superior Industries International (2)	2,100	47
Tenneco Automotive (1)(2)	3,250	64
TRW (1)(2)	6,610	174
Zapata Corporation (1)	3,200	18
		1,536

Automobiles 0.1%

	Shares/$ Par	Value
Coachmen Industries	1,800	21
Fleetwood (1)(2)	5,403	67
Monaco Coach (2)	2,450	33
Thor Industries	3,800	152
Winnebago (2)	2,320	77
		350

Distributors 0.1%

	Shares/$ Par	Value
ACR Group (1)	4,100	13

Aristotle (1)	4,700	36
Audiovox, Class A (1)	1,464	20
Building Material Holding (2)	1,100	75
Design Within Reach (1)(2)	1,900	10
Handleman (2)	2,300	29
Prestige Brands (1)(2)	3,800	47
Source Information Management (1)(2)	4,400	49
		279
Diversified Consumer Services 0.9%		
Alderwoods Group (1)	3,000	48
Bright Horizons Family Solutions (1)	2,020	75
Career Education (1)(2)	6,591	222
Carriage Services (1)(2)	4,400	22
Corinthian Colleges (1)(2)	6,067	71
Devry (1)(2)	4,900	98
Education Management (1)	4,962	166
Escala Group (1)(2)	2,600	53
EVCI Career Colleges (1)	3,500	6
ITT Educational Services (1)	3,140	186
Jackson Hewitt Tax Service (2)	3,000	83
Laureate (1)(2)	3,434	180
Matthews International, Class A (2)	2,200	80
Prepaid Legal Services (2)	1,400	54
Regis	2,600	100
Service Corp. International	21,331	174
ServiceMaster	18,766	224
Sotheby's, Class A (1)	4,354	80
Stewart Enterprises, Class A (2)	7,560	41
Strayer Education (2)	1,050	98
The Princeton Review (1)	4,200	22
Universal Technical Institute (1)(2)	2,000	62
Weight Watchers (1)(2)	6,500	321
		2,466
Hotels, Restaurants & Leisure 3.2%		
Alliance Gaming (1)(2)	3,650	48

Ameristar Casinos (2)	3,700	84
Applebee's (2)	5,575	126
Archon Corporation (1)(2)	1,100	42
Aztar (1)	2,240	68
Bally Total Fitness Holdings (1)(2)	2,900	18
BJ's Restaurants (1)(2)	1,933	44
Bluegreen (1)(2)	2,500	39
Bob Evans Farms (2)	2,800	65
Bowl America, Class A	2,900	40
Boyd Gaming	6,069	289
Brinker (2)	5,653	219
BUCA (1)(2)	6,800	37
California Pizza Kitchen (1)(2)	1,900	61
CEC Entertainment (1)	2,492	85
Cedar Fair (2)	3,060	87
Choice Hotels International	4,800	200
Churchill Downs (2)	900	33
CKR Restaurants (2)	4,250	57
Cracker Barrel (2)	2,900	102
Dave & Buster's (1)(2)	1,500	26
Diamondhead Casino (1)	10,500	18
Domino's Pizza	5,164	125
Dover Downs Gaming and Entertainment	1,978	28
Dover Motorsports	3,163	19
Empire Resorts (1)	3,850	28
Famous Dave's of America (1)	2,600	29
Friendly Ice Cream (1)(2)	3,900	34
Frisch's Restaurants	2,300	56
Gaming Partners International (2)	1,300	15
Gaylord Entertainment (1)(2)	2,700	118
GTECH	7,620	242
IHOP	1,200	56
International Speedway, Class A	2,975	143
Isle of Capris Casinos (1)(2)	2,680	65
Jack In The Box (1)(2)	2,500	87
Kerzner (1)(2)	2,400	165

Krispy Kreme (1)(2)	3,010	17
La Quinta Properties (1)	14,220	158
Landry's Seafood Restaurant (2)	1,900	51
Las Vegas Sands (1)(2)	22,648	894
Life Time Fitness (1)(2)	2,200	84
Lone Star Steakhouse & Saloon	2,030	48
Marcus	1,950	46
MGM Mirage (1)(2)	18,224	668
Mikohn Gaming (1)(2)	2,900	29
MTR Gaming Group (1)	3,600	37
Multimedia Games (1)(2)	2,000	19
O'Charley's (1)(2)	2,200	34
Orient-Express, Class A	4,200	132
Outback Steakhouse (2)	4,540	189
Panera Bread, Class A (1)	2,100	138
Papa John's International (1)(2)	1,460	87
Penn National Gaming (1)	5,500	181
PF Chang's China Bistro (1)(2)	1,940	96
Pinnacle Entertainment (1)	2,900	72
Rare Hospitality International (1)	2,200	67
Red Robin Gourmet Burgers (1)(2)	1,450	74
Royal Caribbean Cruises (2)	13,521	609
Ruby Tuesday (2)	4,100	106
Ryan's Restaurant Group (1)(2)	2,550	31
Scientific Games, Class A (1)(2)	5,830	159
Shuffle Master (1)(2)	2,833	71
Six Flags (1)(2)	6,650	51
Sonic (1)	4,167	123
Speedway Motorsports	2,620	91
Station Casinos	3,920	266
Steak 'N Shake (1)	2,400	41
Texas Roadhouse, Class A (1)(2)	5,000	78
The Cheesecake Factory (1)	4,940	185
Triarc, Class B (2)	6,240	93
Vail Resorts (1)(2)	2,500	83
WMS Industries (1)(2)	2,630	66

Wynn Resorts (1)(2)	6,745	370
		8,542
Household Durables 1.7%		
American Greetings, Class A (2)	4,350	96
Avatar Holdings (1)(2)	700	38
Beazer Homes (2)	2,870	209
Blount International (1)	3,677	59
Blyth Industries (2)	2,850	60
Brookfield Homes	2,232	111
Champion Enterprises (1)(2)	5,509	75
CSS Industries	800	25
Emerson Radio Corporation (1)(2)	4,200	13
Ethan Allen Interiors (2)	2,200	80
Flexsteel Industries	900	13
Furniture Brands International (2)	3,230	72
Garmin (2)	7,200	478
Harman International	4,289	420
Helen of Troy Limited (1)(2)	2,150	35
Hovnanian Enterprises (1)(2)	4,230	210
Interface, Class A (1)	3,800	31
Jarden (1)(2)	3,635	110
Kimball International, Class B (2)	3,890	41
Knape & Vogt Manufacturing	1,400	20
La-Z-Boy (2)	3,250	44
Lenox Group (1)(2)	2,445	32
Levitt, Class A	1,712	39
Libbey (2)	1,500	15
M/I Homes (2)	870	35
MDC Holdings	2,891	179
Meritage (1)	2,000	126
Mohawk Industries (1)	4,254	370
National Presto	800	35
NVR (1)(2)	413	290
Orleans Homebuilders (2)	1,700	31
Palm Harbor Homes (1)(2)	2,200	41

Russ Berrie (2)	1,800	21
Ryland Group (2)	2,846	205
Skyline	800	29
Standard Pacific (2)	4,500	166
Stanley Furniture	1,200	28
Technical Olympic USA (2)	3,899	82
Tempur-Pedic (1)(2)	6,950	80
Toll Brothers (1)(2)	10,320	357
Tupperware (2)	3,820	86
Universal Electronics (1)	1,400	24
WCI Communities (1)(2)	3,100	83
William Lyon Homes (1)(2)	580	59
Yankee Candle Company (2)	2,900	74
		4,727

Internet & Catalog Retail 0.5%

1-800-Flowers.com (1)(2)	5,568	36
Alloy Online (1)(2)	7,700	22
Audible (1)(2)	2,600	33
Blue Nile (1)(2)	1,400	56
Celebrate Express (1)	1,100	15
Coldwater Creek (1)	4,443	136
Delia S (1)(2)	3,850	32
Drugstore.com (1)(2)	9,350	27
Expedia (1)(2)	23,496	563
Global Sports (1)(2)	3,400	51
Hollywood Media (1)	4,500	19
Insight Enterprises (1)	3,650	72
J. Jill Group (1)	1,500	29
Netflix (1)(2)	4,100	111
NutriSystem (1)(2)	2,200	79
Overstock.com (1)(2)	300	9
priceline.com (1)(2)	3,054	68
Sportsman's Guide (1)(2)	800	19
ValueVision International (1)	3,020	38

Vistaprint (1)	2,700	61
		1,476

Leisure Equipment & Products 0.3%

Arctic Cat (2)	1,437	29
Callaway Golf	5,350	74
JAKKS Pacific (1)(2)	2,000	42
Johnson Outdoors, Class A (1)	700	12
K2 (1)(2)	2,570	26
Leapfrog Enterprises (1)(2)	3,490	41
Marine Products (2)	2,800	29
MarineMax (1)(2)	1,760	56
Marvel Entertainment (1)(2)	6,714	110
Nautilus Group (2)	2,537	47
Oakley (2)	4,900	72
Polaris Industries (2)	2,270	114
RC2 Corporation (1)	1,500	53
SCP Pool	3,477	129
Steinway Musical Instruments (1)	1,300	33
Sturm Ruger	2,500	18
		885

Media 4.3%

4Kids Entertainment (1)(2)	1,750	27
ADVO (2)	2,200	62
Arbitron	1,920	73
Beasley Broadcast Group, Class A (2)	2,600	35
Belo Corporation, Class A (2)	6,080	130
Cablevision Systems, Class A (1)	19,259	452
Cadmus Communications	1,500	30
Catalina Marketing (2)	3,100	79
Charter Communications, Class A (1)	28,010	34
Citadel Broadcasting (2)	8,250	111
Clear Channel Outdoor, Class A (1)	23,500	471
Courier (2)	1,300	45
Cox Radio, Class A (1)(2)	1,950	27
Crown Media, Class A (1)(2)	8,970	82

Cumulus Media, Class A (1)(2)	3,705	46
Daily Journal (1)	600	27
Dex Media (2)	10,100	274
DIRECTV (1)	88,611	1,251
Discovery Holdings, Series A (1)	18,371	278
Dreamworks Animation, Class A (1)	6,531	160
EchoStar Communications, Class A (1)	14,320	389
Emmis Communications (1)	2,260	45
Entercom Communications (1)	2,750	82
Entravision Communications, Class A (1)(2)	8,544	61
Fisher Communications (1)(2)	1,250	52
Gemstar TV Guide (1)(2)	25,965	68
Getty Images (1)(2)	3,900	348
Harris Interactive (1)(2)	7,100	31
Harte-Hanks	5,450	144
Hearst-Argyle Television (2)	2,191	52
Hollinger International (2)	5,600	50
Interactive Data	6,300	143
John Wiley & Sons	4,070	159
Journal Communications, Class A (2)	2,900	40
Journal Register (2)	3,600	54
Lamar Advertising (1)(2)	6,392	295
Lee Enterprises	2,550	94
Liberty	1,250	59
Liberty Global (1)(2)	14,451	325
Liberty Global, Series C (1)	16,251	345
Liberty Media, Class A (1)	177,912	1,400
LIN TV, Class A (1)(2)	3,640	41
LodgeNet Entertainment (1)(2)	2,200	31
Martha Stewart Living, Class A (1)(2)	3,919	68
McClatchy (2)	2,540	150
Media General, Class A	1,350	68
Mediacom Communications (1)(2)	9,000	49
Morningstar (1)(2)	2,600	90
Navarre (1)(2)	3,150	17
Nexstar Broadcasting (1)	2,600	13

Pixar (1)	7,480	394
Playboy Enterprises, Class B (1)(2)	3,200	44
Primedia (1)(2)	17,936	29
ProQuest (1)(2)	1,950	54
R.H. Donnelley (1)(2)	2,170	134
Radio One (1)(2)	8,950	92
Reader's Digest (2)	6,000	91
Regal Entertainment Group, Class A (2)	9,190	175
Regent Communications (1)(2)	6,450	30
Rentrak (1)	2,100	19
Saga Communications (1)(2)	1,150	13
Salem Communications, Class A (1)(2)	1,950	34
Scholastic (1)	2,620	75
Sinclair Broadcasting, Class A (2)	7,310	67
Sirius Satellite Radio (1)(2)	89,110	597
Spanish Broadcasting, Class A (1)(2)	4,850	25
Thomas Nelson (2)	1,750	43
TiVo (1)(2)	6,500	33
Valassis Communications (1)(2)	3,600	105
Value Line (2)	900	32
Warner Music Group (2)	9,800	189
Washington Post, Class B	595	455
Westwood One	5,380	88
World Wrestling (2)	4,200	62
WPT Enterprises (1)(2)	2,000	12
XM Satellite Radio Holdings, Class A (1)(2)	14,877	406
		11,755

Multiline Retail 0.2%

99 Cents Only Stores (1)(2)	5,165	54
Bon-Ton Stores (2)	1,200	23
Dollar Tree Stores (1)	6,804	163
Fred's (2)	2,315	37
Retail Ventures (1)(2)	2,800	35
Saks (1)(2)	9,275	156

Tuesday Morning (2)	2,900	61
		529

Specialty Retail 3.2%

Aaron Rents, Class A (2)	1,575	31
Aaron Rents, Class B (2)	3,090	65
Abercrombie & Fitch	5,682	370
AC Moore Arts & Crafts (1)(2)	1,860	27
Advance Auto Parts (1)	7,185	312
Aeropostale (1)	3,805	100
American Eagle Outfitters (2)	10,220	235
AnnTaylor Stores (1)(2)	4,675	161
Asbury Automotive Group (1)(2)	2,940	48
Barnes & Noble	4,684	200
bebe stores (2)	6,525	91
Big 5 Sporting Goods	1,800	39
Blockbuster, Class A (2)	12,907	48
Borders Group	4,600	100
Buckle	1,450	47
Build-A-Bear Workshop (1)(2)	1,600	47
Burlington Coat Factory	2,860	115
Cabela's, Class A (1)(2)	4,041	67
CarMax (1)(2)	7,114	197
Cato Corporation, Class A (2)	2,650	57
Charlotte Russe Holding (1)(2)	2,000	42
Charming Shoppes (1)(2)	7,520	99
Chico's (1)	11,900	523
Christopher & Banks (2)	2,592	49
Claire's Stores	5,850	171
Cost Plus (1)(2)	1,200	21
CSK Auto (1)(2)	3,800	57
Deb Shops (2)	1,150	34
Dick's Sporting Goods (1)(2)	3,300	110
Dress Barn (1)	2,400	93
DSW, Class A (1)(2)	2,900	76
E COM (1)	1,600	25

Finlay Enterprises (1)	1,700	17
Foot Locker (2)	9,417	222
Franklin Covey (1)	4,100	26
GameStop, Class A (1)(2)	4,836	154
GameStop, Class B (1)	274	8
Gander Mountain (1)(2)	3,100	18
Genesco (1)(2)	1,700	66
Goody's Family Clothing (2)	3,600	34
Group One Automotive (1)	1,300	41
Guess ? (1)(2)	3,060	109
Guitar Center (1)	1,710	85
Gymboree (1)(2)	1,920	45
Haverty Furniture (2)	2,150	28
Hibbett Sporting Goods (1)	2,718	77
Hot Topic (1)	3,200	46
Jo Ann Stores (1)(2)	1,660	20
Jos. A. Bank Clothiers (1)(2)	1,150	50
Linens 'n Things (1)	2,742	73
Lithia Motors, Class A (2)	1,700	53
Men's Wearhouse (1)	3,450	102
Michaels Stores (2)	9,158	324
Monro Muffler Brake	1,300	39
New York & Company (1)(2)	3,800	81
O'Reilly Automotive (1)	7,500	240
Pacific Sunwear (1)	5,125	128
Pantry (1)	1,700	80
Payless Shoesource (1)	4,515	113
Pep Boys (2)	4,370	65
Petco (1)	4,150	91
PETsMART	8,920	229
Pier 1 Imports (2)	5,250	46
Pomeroy Computer Resources (1)(2)	1,400	12
Rent Way (1)(2)	2,600	17
Rent-A-Center (1)	4,800	90
Restoration Hardware (1)(2)	4,100	25
Rex Stores (1)(2)	1,650	25

Ross Stores (2)	9,202	266
Select Comfort (1)(2)	2,900	79
Sharper Image (1)(2)	1,970	19
Shoe Carnival (1)	1,400	31
Sonic Automotive (2)	1,220	27
Stage Stores	1,980	59
Stein Mart	3,330	60
Syms (2)	1,400	20
Talbots	2,850	79
The Children's Place (1)(2)	1,750	86
The Finish Line, Class A (2)	3,040	53
The Sports Authority (1)(2)	1,646	51
Too (1)(2)	2,220	63
Trans World Entertainment (1)	5,050	29
TSC (1)(2)	2,810	149
Tweeter Home Entertainment Group (1)(2)	2,400	14
United Auto Group	3,108	119
United Retail Group (1)	2,000	26
Urban Outfitters (1)(2)	11,082	280
West Marine (1)(2)	1,800	25
Wet Seal, Class A (1)(2)	4,675	21
Williams-Sonoma (1)	7,500	324
Wilsons Leather (1)(2)	3,300	12
Winmark (1)	900	19
Zale (1)	3,600	90
		8,537
Textiles, Apparel, & Luxury Goods 0.8%		
Brown Shoe	1,080	46
Carters (1)(2)	1,800	106
Charles & Colvard (2)	1,575	32
Cherokee	1,600	55
Columbia Sportswear (1)(2)	2,281	109
Cutter & Buck	1,500	17
Deckers Outdoor (1)(2)	1,100	30
Forward Industries (1)(2)	1,900	17

Fossil (1)(2)	4,437	95
Iconix Brand Group (1)(2)	3,100	32
K-Swiss, Class A	2,000	65
Kellwood (2)	2,050	49
Kenneth Cole Productions (2)	1,650	42
Lakeland Industries	1,800	34
Lazare Kaplan International (1)	1,600	13
Madden Steven	1,600	47
Mossimo (1)	5,500	30
Movado Group	2,500	46
Oxford Industries (2)	1,070	59
Phillips-Van Heusen	2,600	84
Polo Ralph Lauren	6,300	354
Quiksilver (1)(2)	7,000	97
Russell	2,000	27
Skechers U.S.A., Class A (1)	2,900	44
Stride Rite (2)	2,250	30
Superior Uniform Group	1,800	18
Tandy Brands (2)	1,400	17
Timberland, Class A (1)	4,400	143
Under Armour (1)(2)	3,100	119
Unifi (1)	6,200	19
UniFirst	1,100	34
Warnaco Group (1)(2)	2,700	72
Weyco Group	2,000	38
Wolverine World Wide (2)	3,750	84
		2,104
Total Consumer Discretionary		43,186

CONSUMER STAPLES 3.7%

Beverages 0.2%

Coca-Cola Bottling	1,250	54
Hansen Natural (1)(2)	1,700	134
Midwest Grain Products (2)	2,900	34
National Beverage (1)	5,040	50

PepsiAmericas	7,999	186
Willamette Valley Vineyards (1)	3,300	16
		474

Food & Staples Retailing 0.4%

Arden Group, Class A (2)	300	27
BJ's Wholesale Club (1)	4,500	133
Casey's General Stores	3,400	84
Central European Dist. (1)(2)	1,200	48
Great Atlantic & Pacific Tea (1)(2)	3,100	99
Longs Drug Stores	2,600	95
Marsh Supermarkets	1,500	13
Nash Finch (2)	900	23
Pathmark Stores (1)	2,400	24
Performance Food Group (1)	2,003	57
PriceSmart (1)(2)	4,100	34
Rite Aid (1)(2)	35,550	124
Ruddick	2,700	57
Smart & Final (1)	2,300	30
Topps	2,350	17
United Natural Foods (1)(2)	2,600	69
Weis Markets (2)	1,250	54
Wild Oats Markets (1)(2)	2,490	30
		1,018

Food Products 2.5%

Alico (2)	800	36
American Italian Pasta, Class A (2)	2,000	14
Bridgford Foods (1)	2,700	18
Bunge Limited (2)	7,302	413
Chiquita (2)	2,819	56
Corn Products International	4,600	110
Cuisine Solutions (1)	4,500	41
Dean Foods (1)	9,218	347
Del Monte Foods (1)(2)	11,801	123
Delta Pine & Land	2,700	62
Dreyers Grand Ice Cream (2)	6,000	497

Farmer Bros. (2)	1,700	33
Flowers Foods	4,440	122
Fresh Del Monte Produce (2)	3,627	83
Gold Kist (1)(2)	3,300	49
Green Mountain Coffee (1)	1,100	45
Hain Celestial Group (1)	2,400	51
Hormel Foods	8,419	275
J & J Snack Foods	970	58
J.M. Smucker (2)	3,329	146
Kraft Foods, Class A (2)	109,685	3,087
Lancaster Colony (2)	1,800	67
Lance (2)	3,010	56
Lifeway Foods (1)(2)	1,800	22
Maui Land & Pineapple (1)(2)	1,000	34
Peet's Coffee & Tea (1)	1,300	39
Pilgrim's Pride (2)	4,215	140
Ralcorp Holdings (1)	1,870	75
Rocky Mountain Chocolate Factory (2)	1,890	31
Sanderson Farms	1,440	44
Seaboard (2)	89	134
Smithfield Foods (1)	6,889	211
Tootsie Roll Industries (2)	3,042	88
Treehouse Foods (1)(2)	2,143	40
		6,647

Household Products 0.2%

Central Garden & Pet (1)	1,250	57
Church & Dwight	4,025	133
Energizer (1)(2)	4,450	221
Oil-Dri	1,800	32
Spectrum Brands (1)(2)	3,400	69
WD-40 (2)	1,850	49
		561

Personal Products 0.3%

Chattem (1)(2)	1,800	65
Elizabeth Arden (1)(2)	1,950	39

Estee Lauder, Class A (2)	7,999	268
Inter Parfums (2)	1,700	31
Mannatech (2)	2,800	39
NBTY (1)(2)	4,560	74
Nu Skin Asia Pacific, Class A	4,600	81
Playtex Products (1)(2)	4,920	67
Reliv International (2)	3,300	43
Revlon, Class A (1)(2)	26,300	82
Usana Health Sciences (1)(2)	1,750	67
		856
Tobacco 0.1%		
Alliance One International (2)	7,234	28
Carolina Group	4,800	211
Star Scientific (1)(2)	6,900	16
Universal Corporation (2)	1,140	50
Vector Group (2)	2,931	53
		358
Total Consumer Staples		9,914
ENERGY 7.7%		
Energy Equipment & Services 2.6%		
Atwood Oceanics (1)(2)	1,150	90
Cal Dive International (1)(2)	5,500	197
Carbo Ceramics (2)	1,875	106
Cooper Cameron (1)(2)	6,940	287
Dawson Geophysical (1)	1,800	56
Diamond Offshore Drilling (2)	8,200	570
Dresser-Rand Group (1)	6,300	152
Dril-Quip (1)	1,400	66
ENSCO International	9,990	443
FMC Technologies (1)	3,950	170
Global Industries (1)	7,870	89
GlobalSantaFe (2)	15,839	763
Grant Prideco (1)	8,777	387

Grey Wolf (1)(2)	13,200	102
Gulf Island Fabrication (2)	1,800	44
Gulfmark Offshore (1)(2)	1,900	56
Hanover Compressor (1)(2)	6,600	93
Helmerich & Payne (2)	3,510	217
Hydril (1)(2)	1,780	111
Input/Output (1)(2)	4,700	33
Lone Star Technologies (1)	2,260	117
Matrix Service (1)(2)	3,700	36
Maverick Tube (1)(2)	2,940	117
NATCO Group, Class A (1)	2,500	51
Newpark Resources (1)	6,400	49
NS Group (1)	1,900	80
Oceaneering International (1)	1,900	95
Offshore Logistics (1)	1,680	49
Oil States International (1)	3,630	115
Omni Energy Services (1)	1,900	7
Parker Drilling (1)(2)	9,400	102
Patterson-UTI Energy	11,837	390
Petroleum Helicopters (1)	1,200	38
Pride International (1)	10,280	316
Seacor Holdings (1)(2)	1,650	112
Smith International (2)	13,800	512
Superior Energy (1)	5,550	117
TETRA Technologies (1)	2,637	81
Tidewater (2)	3,174	141
Todco, Class A	4,481	171
Unit (1)	3,100	171
Universal Compression Holdings (1)(2)	2,100	86
Veritas DGC (1)	2,760	98
W-H Energy Services (1)	2,200	73
		7,156

Oil, Gas & Consumable Fuels 5.1%

Able Energy (1)(2)	1,400	9
Adams Resources & Energy (2)	2,300	53

Alliance Resource Partners (1)	2,640	98
Alon Usa Energy (1)	3,000	59
Alpha Natural Resources (1)	4,400	84
APCO Argentina	916	47
Arch Coal (2)	4,100	326
ATP Oil and Gas (1)	2,677	99
Berry Petroleum, Class A (2)	1,890	108
Bill Barrett (1)(2)	3,532	136
Boardwalk Pipeline Partners (1)	7,100	128
Bois d'Arc Energy (1)(2)	4,300	68
BP Prudhoe Bay Royalty Trust (2)	1,920	128
Buckeye Partners, Equity Units (1)(2)	3,100	131
Cabot Oil & Gas	3,450	156
Callon Petroleum (1)(2)	2,650	47
Carrizo Oil & Gas (1)	2,900	72
Castle Energy (2)	1,200	29
Cheniere Energy Inc (1)(2)	4,300	160
Chesapeake Energy (2)	22,408	711
Cimarex Energy (1)	5,438	234
Comstock Resources (1)	2,540	77
CONSOL Energy (2)	6,208	405
Copano Energy	1,200	47
Cross Timbers Royalty Trust (2)	1,458	71
Denbury Resources (1)	7,800	178
Dorchester Minerals LP (1)	3,400	87
Edge Petroleum (1)(2)	2,000	50
Enbridge Energy Management L L C (2)	1,084	49
Encore Acquisition (1)	3,450	111
Energy Partners (1)	2,350	51
Enterprise GP Holdings (2)	6,200	234
Enterprise Products Partners (1)(2)	26,166	628
Fieldpoint Petroleum (1)(2)	4,000	28
Forest Oil (1)	3,989	182
Foundation Coal Holdings (2)	2,984	113
Frontier Oil	4,000	150
General Maritime	2,990	111

Georesources (1)	3,100	25
Giant Industries (1)	1,300	68
GMX Resources (1)(2)	1,300	47
Harken Energy (1)	8,500	5
Harvest Natural Resources (1)(2)	2,816	25
Holly (2)	2,300	135
Houston Exploration (1)	1,610	85
Hugoton Royalty Trust (2)	2,700	102
KCS Energy (1)(2)	4,050	98
KFX (1)(2)	5,712	98
Kinder Morgan Management	3,909	178
Magellan Midstream Partners (2)	5,200	168
Maritrans	1,100	29
Markwest Hydrocarbon (2)	2,585	57
Massey (2)	5,005	190
Meridian Resource (1)	9,550	40
Natural Resource Partners (1)(2)	1,900	95
Newfield Exploration (1)	8,500	426
Noble Energy	11,490	463
OMI (2)	6,051	110
Pacific Energy Partners, Equity Units (1)	2,600	76
Peabody Energy	8,388	691
Penn Virginia	1,320	76
Penn Virginia Resource (1)(2)	1,300	72
Petrohawk Energy (1)	6,150	81
Petroleum Development (1)(2)	1,600	53
Pioneer Natural Resources (2)	9,614	493
Plains All American Pipeline (1)(2)	5,150	204
Plains Exploration & Production (1)	5,502	219
Pogo Producing (2)	3,600	179
Quicksilver Resources (1)(2)	5,250	221
Range Resources (2)	8,895	234
Remington Oil & Gas (1)(2)	2,310	84
Southwestern Energy (1)(2)	11,200	403
St. Mary Land Exploration (2)	4,400	162
Stone Energy (1)	1,710	78

Swift Energy (1)	2,250	101
Syntroleum (1)(2)	4,900	44
TC Pipelines (1)(2)	2,330	76
Teekay Shipping (2)	5,700	227
Teppco Partners (1)(2)	5,060	176
Tesoro Petroleum	4,600	283
TransMontaigne (1)(2)	5,775	38
Ultra Petroleum (1)(2)	10,160	567
USEC	6,550	78
Valero (1)	2,980	154
Vintage Petroleum	4,564	243
W&T Offshore (2)	4,700	138
Western Gas Resources (2)	4,974	234
Westmoreland Coal (1)(2)	1,200	27
Whiting Petroleum (1)	2,500	100
World Fuel Services	2,300	78
		13,789
Total Energy		20,945

FINANCIALS 24.2%

Capital Markets 1.7%

A.G. Edwards	4,715	221
Affiliated Managers Group (1)(2)	2,275	183
AmeriTrade (1)	26,333	632
Blackrock (2)	4,310	468
Calamos, Class A (2)	2,000	63
Cohen & Steers (2)	3,000	56
Eaton Vance	8,966	245
Gamco Investors (2)	2,467	107
GFI Group (1)(2)	2,100	100
Greenhill (2)	2,300	129
International Assets (1)(2)	2,200	20
Investment Technology Group (1)	2,800	99
Investors Financial Services (2)	4,165	153
Jefferies Group (2)	3,900	175

John Nuveen (2)	4,400	187
Knight Capital Group (1)(2)	7,850	78
LaBranche & Co. (1)(2)	5,530	56
Legg Mason	7,157	857
optionsXpress Holdings (2)	4,700	115
Piper Jaffray (1)(2)	1,250	50
Raymond James Financial	4,850	183
Sanders Morris Harris Group (2)	2,600	43
SEI	6,828	253
Southwest Securities	2,233	47
Tradestation Group (1)(2)	3,700	46
Waddell & Reed Financial, Class A (2)	5,740	120
		4,686

Commercial Banks 4.6%

1st Source (2)	2,151	54
Abigail Adams (2)	1,120	16
Alabama National Bancorp	1,000	65
Amcore Financial	2,090	64
Arrow Financial (2)	1,355	35
Associated Banc-Corp	7,975	260
Banc First	650	51
BanCorpSouth (2)	4,375	97
BancTrust Financial Group (2)	2,200	44
Bank of Granite (2)	2,072	38
Bank of Hawaii	3,166	163
Bank of the Ozarks (2)	1,800	66
Banner (2)	1,914	60
Bay View Capital (1)	1,180	21
BOK Financial	3,937	179
Boston Private Financial	1,999	61
BWC Financial (2)	1,127	40
Camden National	900	30
Capital City Bank (2)	1,562	54
Capital Corp of the West	1,207	39
Cascade Bancorp	2,100	48

Cathay Bancorp (2)	3,356	121
Center Bancorp (2)	2,718	30
Central Pacific Financial (2)	2,073	74
Century Bancorp, Class A	900	26
Chemical Financial	1,961	62
Chittenden (2)	2,967	83
Citizens Banking (2)	2,010	56
City Holding Company	1,650	59
City National	2,850	206
CoBiz (2)	2,437	44
Codorus VY Bancorp (2)	1,041	20
Colonial BancGroup	9,245	220
Columbia Banking Systems	1,850	53
Commerce Bancorp (2)	10,700	368
Commerce Bancshares (2)	4,291	224
Community Bank System	2,220	50
Community Banks (2)	1,944	54
Community Bankshares of Indiana	1,210	28
Community Trust Bancorp	1,375	42
Cullen/Frost Bankers (2)	3,050	164
CVB Financial (2)	4,238	86
East West Bancorp	3,300	120
Farmers Capital Bank (2)	1,400	43
First Bancorp North Carolina (2)	1,775	36
First Charter (2)	2,300	54
First Citizens BancShares (2)	670	117
First Commonwealth Financial (2)	4,600	60
First Community Bancorp (2)	1,150	63
First Financial (2)	1,150	31
First Financial Bancorp	3,472	61
First Financial Bankshares (2)	1,696	59
First Indiana (2)	1,408	48
First M & F Corporation	2,000	68
First Merchants (2)	1,583	41
First Midwest Bancorp	2,793	98
First Oak Brook Bancshares, Class A	1,250	35

First of Long Island	750	32
First Republic Bank (2)	1,955	72
First United	3,111	66
FirstBank Puerto Rico	5,800	72
FirstMerit	4,835	125
FNB (2)	3,277	57
FNB Corp. of North Carolina (2)	1,100	21
Frontier Financial (2)	2,400	77
Fulton Financial (2)	9,146	161
German American Bancorp	1,589	21
Glacier Bancorp	2,608	78
Gold Banc	2,000	36
Great Southern Bancorp (2)	1,350	37
Greater Bay Bancorp (2)	3,136	80
Greater Community Bancorp	3,375	51
Hancock Holding (2)	2,300	87
Hanmi Financial	4,100	73
Harleysville National (2)	2,318	44
Hudson United Bancorp	2,376	99
IBERIABANK (2)	937	48
Independent Bank (Massachusetts)	1,350	39
Independent Bank (Michigan)	2,037	55
Integra Bank	2,050	44
Interchange Financial Services	2,250	39
International Bancshares	3,293	97
Irwin Financial (2)	1,900	41
Main Street Banks	1,860	51
MB Financial	1,790	63
Mercantile Bankshares (2)	4,820	272
Mid Penn Bancorp	1,200	31
Mid-State Bancshares	2,050	55
Midsouth Bancorp (2)	1,360	37
Midwest Banc Holdings (2)	1,750	39
MidWestOne Financial	1,700	31
Nara Bancorp (2)	2,600	46
National Penn Bancshares (2)	3,274	62

NBT Bancorp	2,580	56
Northern States Financial	700	13
Northrim Bank	1,400	33
Old National Bancorp (2)	4,424	96
Old Second Bancorp (2)	1,600	49
Omega Financial (2)	1,200	33
Oriental Financial Group (2)	1,868	23
Pacific Capital Bancorp (2)	3,088	110
Park National (2)	760	78
Peapack-Gladstone Financial	1,250	35
Peoples Bancorp	1,250	36
Popular	17,190	364
PrivateBancorp (2)	1,860	66
Prosperity Bancshares (2)	2,360	68
Provident Bankshares	2,001	68
QCR Holdings	1,800	36
Renasant	1,435	45
Republic Bancorp (2)	5,657	67
Republic Bancorp, Class A (2)	1,920	41
S&T Bancorp (2)	1,800	66
Sandy Spring Bancorp (2)	1,430	50
Santander Bancorp (2)	3,390	85
Seacoast Banking, Class A	1,850	42
Signature Bank (1)	2,400	67
Sky Financial	6,307	175
South Financial Group	4,435	122
Southwest Bancorp of Oklahoma	1,300	26
State Bancorp (2)	1,450	24
Sterling Bancorp	1,785	35
Sterling Bancshares	3,550	55
Sterling Financial (PA)	2,616	52
Sterling Financial (Spokane)	2,328	58
Suffolk Bancorp (2)	1,250	42
Summit Bancshares (2)	1,400	25
Sun Bancorp	1,667	33
Susquehanna Bancshares	2,660	63

SVB Financial Group (1)	2,450	115
SY Bancorp (2)	1,450	36
TCF Financial (2)	8,100	220
TD Banknorth (2)	10,690	311
Texas Capital Bancshares (1)	2,500	56
Texas Regional Bancshares, Class A	2,866	81
The Savannah Bancorp (2)	1,325	47
Tompkins Trust (2)	765	34
Trico Bancshares (2)	2,000	47
Trustco Bank (2)	4,850	60
Trustmark (2)	3,100	85
U.S.B. Holding Company	1,997	43
UCBH Holdings (2)	6,300	113
UMB Financial (2)	1,206	77
Umpqua Holdings (2)	2,520	72
Union Bankshares	1,153	50
UnionBancal	8,977	617
United Bankshares	2,700	95
United Community Banks (2)	2,700	72
Unizan Financial (2)	1,566	42
Valley National Bancorp	6,583	159
Washington Trust Bancorp	1,400	37
WesBanco (2)	1,640	50
West Coast Bancorp	1,570	42
WestAmerica (2)	1,846	98
Westbank (2)	1,282	18
Westcorp	3,500	233
Whitney Holding	3,462	95
Wilmington Trust	3,825	149
Wintrust Financial	1,450	80
		12,399

Consumer Finance 0.6%

Ace Cash Express (1)(2)	1,300	30
Advance America Cash Advance Centers (2)	6,222	77
Advanta, Class A	1,116	34

AmeriCredit (1)(2)	9,410	241
Asta Funding (2)	1,200	33
Cash America Investments	2,160	50
CompuCredit (1)(2)	3,300	127
First Cash (1)	1,650	48
First Marblehead (2)	4,498	148
Nelnet, Class A (1)	3,722	151
QC Holdings (1)(2)	1,800	21
Student Loan	1,301	272
United PanAm Financial (1)(2)	1,490	39
WFS Financial (1)	2,750	210
World Acceptance (1)	1,900	54
		1,535
Diversified Financial Services 0.9%		
Alliance Capital (2)	5,263	297
Asset Acceptance Capital (1)	2,800	63
CBOT Holdings, Class A (1)(2)	3,500	328
Chicago Mercantile Exchange Holdings (2)	2,270	834
Encore Capital (1)(2)	2,600	45
eSpeed, Class A (1)(2)	3,700	29
Financial Federal (2)	1,110	49
Intercontinental Exchange (1)	3,700	134
International Securities Exchange (1)(2)	3,400	94
Leucadia National (2)	7,324	348
Nasdaq Stock Market (1)	5,800	204
		2,425
Insurance 7.8%		
21st Century Insurance Group	5,750	93
Alfa	5,570	90
Alleghany	449	128
American Financial Group (2)	4,740	182
American National Insurance	1,540	180
AmerUs Life (2)	2,450	139
Arch Capital Group (1)	2,710	148
Argonaut Group (1)(2)	2,700	88

Arthur J. Gallagher (2)	5,460	169
Aspen Insurance Holdings	5,700	135
Assurant (2)	9,133	397
Assured Guaranty	5,000	127
Axis Capital Holdings (2)	9,500	297
Baldwin & Lyons	1,775	43
Berkshire Hathaway, Class A (1)	99	8,773
Bristol West Holdings	3,050	58
Brown & Brown (2)	9,306	284
Ceres Group (1)(2)	5,000	26
Citizens (2)	4,333	24
Clark	1,850	25
CNA Financial (1)(2)	16,604	543
CNA Surety (1)	4,100	60
Commerce Group	1,950	112
Conseco (1)(2)	9,200	213
Covanta Holding (1)	10,104	152
Crawford, Class B (2)	4,250	24
Delphi Financial, Class A	1,986	91
E M C Insurance Group (2)	2,703	54
Endurance Specialty Holdings (2)	4,000	143
Erie Indemnity, Class A	3,700	197
Everest Reinsurance Group	3,700	371
FBL Financial Group, Class A	2,242	74
Fidelity National Financial	11,399	419
Fidelity National Title Group	11,659	284
First American Financial	6,330	287
FPIC Insurance Group (1)	1,200	42
Great American Financial Resources (2)	3,840	76
Hanover Insurance Group	3,420	143
Harleysville Group	2,610	69
HCC Insurance Holdings (2)	7,030	209
Hilb Rogal and Hobbs	2,060	79
Horace Mann Educators	3,210	61
Infinity Property & Casualty	1,700	63
IPC Holdings (2)	3,900	107

Kansas City Life Insurance (2)	1,280	64
LandAmerica Financial Group (2)	1,200	75
Markel (1)(2)	623	198
MaxRe Capital	4,100	106
Merchants Group	600	18
Mercury General	3,193	186
Midland (2)	1,500	54
Montpelier RE (2)	5,900	111
National Financial Partners (2)	2,362	124
National Western Life (2)	260	54
Nationwide Financial Services, Class A	9,400	414
Navigators Group (1)	1,250	55
Odyssey Re Holdings (2)	3,900	98
Ohio Casualty	4,000	113
Old Republic International	11,175	293
PartnerRe (2)	3,400	223
Philadelphia Consolidated (1)	1,600	155
Phoenix Companies (2)	4,799	65
Platinum Underwriters (2)	3,300	103
PMA Capital, Class A (1)(2)	4,100	37
Presidential Life (2)	2,700	51
ProAssurance (1)(2)	2,070	101
Protective Life	3,911	171
Reinsurance Group of America (2)	3,720	178
RenaissanceRe Holdings (2)	4,700	207
RLI	1,800	90
Safety Insurance Group (2)	1,515	61
Scottish Annuity & Life (2)	3,000	74
Selective Insurance (2)	2,100	112
StanCorp Financial Group	3,800	190
State Auto Financial	2,670	97
Stewart Information Services	1,480	72
Transatlantic Holdings (2)	4,338	292
U.S.I. Holdings (1)(2)	3,920	54
UICI	3,140	111
United Fire & Casualty (2)	1,900	77

Unitrin	4,250	191
Universal American Financial (1)	4,140	62
W. R. Berkley	8,448	402
Wesco Financial	394	152
White Mountains Insurance Group (2)	737	412
Zenith National	2,534	117
		21,099

Real Estate 6.4%

Acadia Realty Trust, REIT	3,118	63
Affordable Residential Communities, REIT (2)	2,700	26
Agree Realty, REIT	2,000	58
Alexanders, REIT (1)	390	96
Alexandria Real Estate, REIT (2)	1,420	114
AMB Property, REIT	5,604	276
American Financial Realty, REIT	7,950	95
American Home Mortgage Holdings, REIT (2)	3,655	119
American Mortgage Acceptance, REIT (2)	3,600	53
American Real Estate	3,570	138
AmeriVest Properties, REIT (1)	6,400	27
Amli Residential Properties, REIT (2)	1,930	73
Annaly Mortgage Management, REIT (2)	8,050	88
Anthracite Capital, REIT (2)	4,850	51
Anworth Mortgage Asset	3,700	27
Arbor Realty Trust, REIT	1,800	47
Avalonbay Communities, REIT	4,584	409
Bedford Property Investors, REIT (2)	1,950	43
BioMed Realty Trust, REIT	3,400	83
BNP Residential Properties, REIT	2,800	45
Boston Properties, REIT	7,251	538
Brandywine Realty Trust, REIT (2)	2,980	83
BRE Properties, REIT, Class A	3,150	143
Camden Property Trust, REIT	3,200	185
Capital Properties, Class A (2)	1,200	34
Capital Properties, Class B (1)	120	—
CapitalSource (2)	9,612	215

CarrAmerica Realty, REIT	3,400	118
CB Richard Ellis Group, Class A (1)	5,050	297
CBL & Associates Properties, REIT (2)	4,560	180
Centerpoint Properties, REIT (2)	3,420	169
Centracore, REIT	1,861	50
Colonial Properties Trust, REIT	2,541	107
Commercial Net Lease Realty, REIT	3,430	70
Corporate Office Properties Trust, REIT (2)	2,400	85
Cousins Properties, REIT (2)	3,360	95
Crescent Real Estate Equities, REIT	5,900	117
Developers Diversified Realty, REIT	7,227	340
Duke Realty, REIT (2)	8,561	286
Eagle Hospitality Properties, REIT (2)	3,400	26
EastGroup Properties, REIT	2,050	93
Entertainment Properties, REIT	1,680	68
Equity Inns, REIT	4,950	67
Equity Lifestyle Properties, REIT	1,770	79
Equity One, REIT (2)	4,876	113
Essex Property Trust, REIT (2)	1,550	143
Federal Realty Investment Trust, REIT (2)	3,790	230
FelCor Lodging Trust, REIT	4,300	74
First Industrial Realty, REIT (2)	2,300	89
Forest City Enterprises, Class A	6,730	255
Franklin Street Properties, REIT (2)	4,100	86
Friedman, Billings, Ramsey Group, REIT, Class A (2)	10,803	107
General Growth Properties, REIT	16,236	763
Getty Realty, REIT (2)	2,460	65
Glenborough Realty Trust, REIT	2,940	53
Glimcher Realty Trust, REIT (2)	3,060	74
Global Signal, REIT	5,287	228
GMH Communities Trust, REIT	2,700	42
Government Properties Trust, REIT (2)	4,700	44
Health & Retirement Properties, REIT (2)	12,900	134
Health Care, REIT	3,450	117
Health Care Property Investors, REIT (2)	8,450	216
Healthcare Realty Trust, REIT	3,480	116

Heritage Property Investment Trust, REIT (2)	3,100	104
Hersha Hospitality Trust, REIT (2)	3,900	35
Highland Hospitality, REIT (2)	4,100	45
Highwoods Properties, REIT	3,313	94
Home Properties of New York, REIT	1,890	77
Homebanc, REIT (2)	6,700	50
Hospital Properties Trust, REIT (2)	4,050	162
Host Marriott, REIT (2)	21,625	410
Impac Mortgage Holdings, REIT (2)	6,000	56
Innkeepers USA, REIT	3,350	54
Investors Real Estate Trust, REIT (2)	4,550	42
IStar Financial, REIT	6,492	231
Jones Lang Lasalle (2)	2,410	121
Kilroy Realty, REIT (2)	2,220	137
Kimco Realty, REIT	14,710	472
Kite Realty Group Trust, REIT	2,600	40
KKR Financial, REIT	5,200	125
LaSalle Hotel Properties, REIT	2,400	88
Lexington Corporate Properties, REIT	3,150	67
Liberty Property Trust, REIT	5,133	220
LTC Properties, REIT	2,850	60
Macerich Company, REIT	4,261	286
Mack-Cali Realty, REIT	3,434	148
Maguire Properties, REIT	3,280	101
MeriStar Hospitality, REIT (1)	7,913	74
MFA Mortgage Investments, REIT	5,980	34
MHI Hospitality, REIT	5,400	52
Mid-America Apartment Communities, REIT	1,330	64
Mills, REIT (2)	3,881	163
Mission West Properties, REIT	3,540	34
Monmouth Real Estate Investment, REIT, Class A (2)	8,800	71
MortgageIT Holdings, REIT (2)	3,100	42
National Health Investors, REIT	2,720	71
National Health Realty, REIT (2)	3,400	63
Nationwide Health Properties, REIT (2)	4,860	104
New Century Financial, REIT (2)	3,800	137

New Plan Excel Realty, REIT	5,658	131
Newcastle Investment, REIT (2)	3,100	77
NovaStar Financial, REIT (2)	2,250	63
Omega Healthcare Investors, REIT	4,850	61
Pan Pacific Retail Properties, REIT	2,700	181
Parkway Properties, REIT	1,300	52
Pennsylvania, REIT	2,631	98
Pittsburgh & West Virginia Railroad, REIT (2)	5,900	54
PMC Commercial Trust, REIT	2,288	28
Post Properties, REIT	2,600	104
Potlatch (2)	1,680	86
Prentiss Properties Trust, REIT (2)	2,700	110
PS Business Parks, REIT (2)	1,500	74
Ramco-Gershenson Properties, REIT	1,800	48
Rayonier, REIT	5,134	205
Realty Income, REIT	5,100	110
Reckson Associates Realty, REIT (2)	4,800	173
Redwood Trust, REIT (2)	1,605	66
Regency Centers, REIT	3,786	223
Resource Asset Investment Trust, REIT	2,020	52
Saul Centers, REIT	1,650	60
Saxon Capital, REIT	3,600	41
Senior Housing Properties, REIT	4,114	70
Shurgard Storage Centers, REIT	3,400	193
Sizeler Property Investors, REIT (2)	2,800	36
SL Green Realty, REIT	2,790	213
Sovran Self Storage, REIT	1,500	70
St. Joe (2)	4,970	334
Strategic Hotel Capital, REIT (2)	3,300	68
Sun Communities, REIT	1,750	55
Sunset Financial Resources, REIT	2,700	23
Tanger Factory Outlet Centers, REIT	2,440	70
Taubman Centers, REIT	3,600	125
Tejon Ranch (1)(2)	1,170	47
Thomas Properties	2,700	34
Thornburg Mortgage, REIT (2)	6,709	176

Town & Counntry Trust, REIT (2)	2,000	68
Trammell Crow (1)	2,750	71
Trizec Properties, REIT	10,112	232
Trustree Properties, REIT (2)	4,200	61
United Dominion Realty Trust, REIT (2)	9,388	220
Universal Health Realty Income Trust, REIT	1,250	39
Urstadt Biddle Properties, REIT	2,300	36
Urstadt Biddle Properties, Class A, REIT	2,400	39
Vencor, REIT	7,540	241
Washington SBI, REIT	3,000	91
Weingarten Realty, REIT	6,040	228
Wellsford Real Properties (1)	5,200	31
WP Carey & Co (2)	2,140	54
		17,481

Thrifts & Mortgage Finance 2.2%

Accredited Home Lenders (1)(2)	1,630	81
Aether Holdings (1)	8,150	27
Ameriana Bancorp (2)	960	12
Anchor Bancorp Wisconsin	1,780	54
Astoria Financial	6,321	186
Bank Mutual (2)	4,861	52
BankAtlantic, Class A (2)	3,950	55
BankUnited Financial	2,470	66
Brookline Bancorp (2)	3,829	54
Camco	2,800	40
Capital Crossing Bank (1)(2)	1,000	33
Capitol Federal Financial (2)	4,126	136
Charter Financial (2)	1,760	63
Charter Municipal Mortgage Acceptance (2)	3,501	74
Citizens First Bancorp	1,303	31
City Bank Lynnwood Washington Capital Stock	1,150	41
Clifton Savings Bancorp	2,800	28
Coastal Financial Corp. Delaware (2)	2,726	35
Commercial Capital Bancorp	3,980	68
Cooperative Bankshares (2)	1,650	34

CORUS Bankshares (2)	1,800	101
Delta Financial (2)	4,600	39
Dime Community Bancshares	3,400	50
Doral Financial (2)	7,120	75
Downey Financial (2)	1,750	120
Federal Agricultural Mortgage, Class A	1,100	24
Fidelity Bankshares (2)	2,095	68
First Busey	1,875	39
First Federal Bancshares of Arkansas	1,500	36
First Financial Holdings	1,150	35
First Niagara Financial	7,317	106
First Place Financial (2)	1,749	42
FirstFed Financial (1)(2)	1,020	56
Flagstar Bancorp (2)	4,700	68
Flushing Financial	2,125	33
Franklin Bank Corp. (1)(2)	1,650	30
Fremont General (2)	5,500	128
Harbor Florida Bancshares (2)	2,000	74
Hingham Institution for Savings	1,100	42
Home Federal Savings Bank	900	22
Horizon Financial (2)	1,725	38
Hudson City Bancorp	38,691	469
Independence Community Bank	5,137	204
IndyMac Mortgage Holdings (2)	4,260	166
ITLA Capital (1)	684	33
Kearny Financial (2)	5,200	63
KNBT Bankcorp	2,300	37
MAF Bancorp	1,663	69
Matrix Bancorp (1)(2)	1,900	36
Nasb Financial	756	30
Net Bank	5,119	37
New Hampshire Thrift	800	12
New York Community Bancorp (2)	16,237	268
NewAlliance Bancshares (2)	7,050	102
NewMil Bancorp (2)	1,300	40
Northwest Bancorp (2)	3,080	65

OceanFirst Financial (2)	1,450	33
Ocwen Financial (1)(2)	4,730	41
Partners Trust Financial Group	4,788	58
People's Bank	9,372	291
Peoples Community Bancorp	700	14
PFF Bancorp (2)	2,465	75
PMI Group (2)	5,620	231
Pocahontas Bancorp (2)	2,000	26
Provident Financial Services (2)	4,318	80
Provident New York Bancorp	4,702	52
R&G Financial, Class B (2)	1,980	26
Radian (2)	5,408	317
Riverview Bancorp	3,800	89
Sound Federal Bancorp (2)	2,290	44
Triad Guaranty (1)	1,150	51
Union Community Bancorp	900	24
United Community Financial (2)	3,200	38
W Holdings Company (2)	11,678	96
Washington Federal (2)	4,568	105
Webster Financial	2,977	140
Willow Grove Bancorp	2,392	36
WSFS Financial	850	52
		5,946
Total Financials		65,571

HEALTH CARE 11.7%

Biotechnology 4.9%

Abgenix (1)(2)	6,270	135
Acadia Pharmaceuticals (1)(2)	4,400	43
Affymetrix (1)(2)	3,940	188
Albany Molecular Research (1)(2)	2,210	27
Alexion Pharmaceutical (1)(2)	2,250	46
Alkermes (1)(2)	6,110	117
Allos Therapeutics (1)	300	1
Alnylam Pharmaceuticals (1)	3,300	44

Amylin Pharmaceuticals (1)(2)	7,363	294
Antigenics (1)(2)	4,600	22
Arena Pharmaceuticals (1)(2)	3,600	51
Ariad Pharmaceuticals (1)(2)	4,500	26
Arqule (1)(2)	5,500	34
Array BioPharma (1)(2)	5,800	41
Avalon Pharmaceuticals (1)	6,600	30
AVI BioPharma (1)(2)	3,100	11
BioCryst Pharmaceuticals (1)(2)	2,500	42
BioMarin Pharmaceutical (1)(2)	6,390	69
BioSphere Medical (1)	3,500	28
Caliper Life Sciences (1)	4,550	27
Cambrex (2)	1,210	23
Celera Genomics (1)	5,333	58
Celgene (1)	11,040	715
Cell Genesys (1)(2)	4,700	28
Cell Therapeutics (1)(2)	6,500	14
Cephalon (1)(2)	3,610	234
Cepheid (1)(2)	5,300	46
Charles River Laboratories International (1)(2)	4,200	178
Cotherix (1)(2)	2,800	30
Critical Therapeutics (1)(2)	3,100	22
Cubist Pharmaceuticals (1)(2)	3,500	74
CuraGen (1)(2)	3,200	10
CV Therapeutics (1)(2)	3,200	79
Cytokinetics (1)(2)	3,600	23
Dendreon (1)(2)	6,260	34
Digene (1)	1,700	50
Diversa (1)(2)	5,500	26
Dyax (1)	1,700	9
Dynavax Technologies (1)	4,300	18
Encysive Pharmaceuticals (1)(2)	5,500	43
Enzo Biochem (1)(2)	2,885	36
Enzon Pharmaceuticals (1)	4,360	32
EXACT Sciences (1)	4,000	9
Exelixis (1)	7,190	68

Gene Logic (1)	3,160	11
Genentech (1)	67,734	6,265
Genitope (1)(2)	2,600	21
Genta (1)(2)	770	1
Geron (1)(2)	5,550	48
Harvard Bioscience (1)(2)	6,200	28
Human Genome Sciences (1)(2)	8,980	77
ICOS (1)(2)	4,409	122
Idenix Pharmaceuticals (1)(2)	3,500	60
ImClone Systems (1)(2)	5,543	190
ImmunoGen (1)	4,000	20
Incyte Genomics (1)(2)	7,160	38
Indevus Pharmaceuticals (1)(2)	5,900	32
Inhibitex (1)(2)	4,400	37
InterMune (1)(2)	2,970	50
Introgen Therapeutics (1)(2)	6,700	35
Isis Pharmaceuticals (1)(2)	6,480	34
Keryx Biopharmaceuticals (1)	2,500	37
Kosan Biosciences (1)(2)	4,100	18
Lexicon Genetics (1)(2)	7,100	26
Lipid Sciences (1)(2)	5,900	14
Luminex (1)(2)	3,600	42
Mannkind (1)(2)	4,100	46
Martek Biosciences (1)(2)	2,100	52
Maxygen (1)	3,100	23
Medarex (1)(2)	8,100	112
Millennium Pharmaceuticals (1)	19,901	193
Momenta Pharmaceuticals (1)(2)	2,800	62
Myogen (1)(2)	3,200	96
Myriad Genetics (1)(2)	2,990	62
Nabi (1)(2)	3,950	13
Nektar Therapeutics (1)(2)	6,200	102
NeoPharm (1)(2)	3,282	35
NeoRx (1)(2)	2,500	2
Neurocrine Biosciences (1)(2)	2,400	151
Neurogen (1)(2)	4,900	32

Novavax (1)(2)	4,000	15
NPS Pharmaceuticals (1)(2)	3,850	46
Nuvelo (1)(2)	4,400	36
Onyx Pharmaceuticals (1)(2)	2,550	73
Orchid Cellmark (1)(2)	3,160	24
Oscient Pharmaceuticals (1)(2)	7,800	18
OSI Pharmaceuticals (1)(2)	3,527	99
Panacos Pharmaceuticals (1)(2)	3,500	24
Pharmacopeia Drug Discovery (1)(2)	3,605	13
Pharmacyclics (1)(2)	3,500	12
Pharmion (1)	2,200	39
Point Therapeutics (1)(2)	3,300	11
Progenics Pharmaceuticals (1)	2,200	55
Protein Design Labs (1)(2)	7,460	212
Regeneron Pharmaceuticals (1)	3,650	58
Rigel Pharmaceuticals (1)(2)	2,100	18
Sangamo BioSciences (1)	4,800	19
Savient Pharmaceuticals (1)(2)	6,400	24
Sciclone Pharmaceuticals (1)(2)	4,400	10
Seattle Genetics (1)(2)	7,720	36
Seracare Life Sciences (1)	2,200	20
Serologicals (1)	2,010	40
Sima Therapeutics (1)(2)	3,300	10
StemCells (1)(2)	8,300	29
Strategene	3,300	33
Tanox (1)(2)	2,250	37
Techne (1)	2,400	135
Telik (1)(2)	3,500	59
Tercica (1)(2)	3,500	25
Theravance (1)(2)	3,800	86
Third Wave Technologies (1)(2)	5,600	17
Titan Pharmaceuticals (1)	3,900	6
Trimeris (1)(2)	2,850	33
United Therapeutics (1)	1,500	104
Vertex Pharmaceuticals (1)(2)	6,555	181
ViroPharma (1)	4,700	87

XOMA (1)(2)	8,700	14
Zymogenetics (1)(2)	4,800	82
		13,162

Health Care Equipment & Supplies 2.7%

Abaxis (1)	1,900	31
ABIOMED (1)(2)	3,400	31
Advanced Medical Optics (1)	4,540	190
Align Technology (1)(2)	4,930	32
American Medical Systems (1)(2)	4,900	87
Analogic	980	47
Arrow International (2)	3,010	87
ArthroCare (1)(2)	2,120	89
Aspect Medical Systems (1)	1,850	64
Beckman Coulter	3,792	216
Bio-Rad Laboratories, Class A (1)(2)	1,800	118
Biolase Technology (2)	4,000	32
Biosite Diagnostics (1)(2)	1,200	68
Bioveris (1)	4,080	19
Bruker BioSciences (1)	9,250	45
Candela Laser (1)	3,200	46
Cerus (1)	3,470	35
Conceptus (1)(2)	3,100	39
CONMED (1)	1,850	44
Cooper Companies (2)	3,061	157
Cyberonics (1)(2)	1,800	58
Cytyc (1)(2)	7,887	223
Dade Behring Holdings	5,924	242
Datascope	1,280	42
Dentsply International	4,700	252
Diagnostic Products	1,937	94
Digirad (1)(2)	8,200	33
Dionex (1)(2)	1,500	74
DJ Orthopedics (1)	2,090	58
Edwards Lifesciences (1)	4,050	169
Endologix (1)(2)	6,000	41

EPIX Pharmaceuticals (1)(2)	6,000	24
Exactech (1)	1,700	19
Foxhollow Technologies (1)(2)	1,700	51
Gen-Probe (1)(2)	3,520	172
Greatbatch (1)	1,550	40
Haemonetics (1)(2)	1,900	93
Hillenbrand Industries (2)	3,550	175
Hologic (1)	3,500	133
ICU Medical (1)(2)	1,400	55
IDEXX Laboratories (1)	2,300	166
Immucor (1)	3,512	82
INAMED (1)	2,400	210
Integra LifeSciences (1)(2)	2,300	82
Intermagnetics General (1)(2)	2,087	67
Intuitive Surgical (1)(2)	2,310	271
Invacare	1,800	57
Inverness Medical Innovations (1)(2)	1,860	44
Invitrogen (1)	3,242	216
Kensey Nash (1)(2)	1,500	33
Kinetic Concepts (1)	4,850	193
Kyphon (1)	2,900	118
Laserscope (1)(2)	1,750	39
Lifecore Biomedical (1)	1,700	28
Medical Action Industries (1)	2,300	47
Mentor (2)	2,960	136
Meridian Bioscience	2,250	45
Merit Medical Systems (1)	2,825	34
Molecular Devices (1)(2)	1,550	45
OraSure Technologies (1)(2)	3,675	32
PolyMedica (2)	1,950	65
Possis (1)	2,250	22
Quidel (1)	3,700	40
Regeneration Technologies (1)(2)	3,600	26
ResMed (1)(2)	4,600	176
Respironics (1)	5,000	185
Rita Medical Systems (1)(2)	5,410	21

Sonic Innovations (1)	5,500	23
SonoSite (1)(2)	1,550	54
Steris	4,691	117
SurModics (1)(2)	1,550	57
Sybron Dental Specialties (1)	2,750	110
Synovis Life Technologies (1)	2,200	22
Theragenics (1)	3,400	10
Thoratec (1)(2)	3,952	82
TriPath Imaging (1)(2)	3,850	23
Urologix (1)(2)	3,300	13
Varian (1)	2,500	100
Varian Medical Systems (1)(2)	8,791	443
Ventana Medical Systems (1)	2,500	106
Viasys Healthcare (1)(2)	2,150	55
Vital Signs	1,250	54
West Pharmaceutical Services (2)	2,580	65
Wright Medical Group (1)(2)	2,300	47
Zoll Medical (1)	1,300	33
		7,419

Health Care Providers & Services 2.8%

Accelrys (1)(2)	4,510	36
Alliance Imaging (1)(2)	6,600	39
Allscripts Healthcare (1)(2)	3,400	46
American Healthcorp (1)(2)	2,341	106
AMERIGROUP (1)	3,580	70
AMICAS (1)(2)	4,500	22
AMN Healthcare Services (1)(2)	2,505	50
AmSurg, Class A (1)(2)	2,400	55
Apria Healthcare (1)	3,540	85
Beverly Enterprises (1)(2)	7,250	85
Bioscrip (1)	3,600	27
Brookdale Senior Living (2)	4,600	137
Capital Senior Living (1)(2)	4,300	44
Centene (1)	3,100	81
Cerner (1)(2)	2,430	221

Chemed	2,000	99
Community Health System (1)(2)	5,722	219
Computer Programs and Systems (2)	1,200	50
CorVel (1)	1,050	20
Covance (1)(2)	4,212	204
Cross Country Healthcare (1)	2,480	44
CryoLife (1)(2)	2,850	10
DaVita (1)(2)	6,975	353
Dendrite International (1)	3,190	46
E Research Technology (1)(2)	3,380	51
Eclipsys (1)	3,400	64
Emdeon (1)	23,181	196
Five Star Quality Care (1)	3,800	30
Genesis Healthcare (1)(2)	1,570	57
Gentiva Health Services (1)	2,350	35
Hanger Orthopedic Group (1)(2)	5,450	31
Health Net (1)	7,630	393
HealthExtras (1)(2)	3,300	83
Henry Schein (1)	5,700	249
HMS Holdings (1)	3,800	29
Hooper Holmes (2)	7,650	20
IDX Systems (1)	1,850	81
Kindred Healthcare (1)(2)	2,514	65
LCA-Vision	1,850	88
Lifeline Systems (1)	2,000	73
LifePoint Hospitals (1)	3,530	132
Lincare Holdings (1)(2)	6,455	271
Magellan Health Services (1)	2,600	82
Matria Healthcare (1)(2)	1,650	64
Medcath (1)	2,250	42
Medical Staffing Network (1)(2)	3,800	20
Merge Healthcare (1)	2,200	55
Molina Healthcare (1)(2)	2,001	53
National Data (1)	2,060	40
National Healthcare	1,877	70
National Wireless Holdings	1,900	25

WellPoint (1)	2,932	234
		7,664
Pharmaceuticals 1.3%		
Adams Respiratory Therapeutics (1)	2,200	90
Adolor (1)(2)	3,600	53
Alpharma, Class A	3,300	94
American Pharmaceutical (1)(2)	5,250	204
Andrx (1)	4,990	82
Atherogenics (1)(2)	2,600	52
Barr Pharmaceuticals (1)	7,044	439
Barrier Therapeutics (1)(2)	3,300	27
Bentley Pharmaceuticals (1)(2)	1,872	31
Bradley Pharmaceuticals (1)(2)	1,700	16
Columbia Laboratories (1)(2)	5,600	26
Connetics (1)(2)	2,550	37
Discovery Laboratories (1)(2)	4,820	32
Endo Pharmaceutical (1)	9,119	276
First Horizon Pharmaceutical (1)(2)	2,910	50
Inspire Pharmaceuticals (1)	2,950	15
IVAX (1)(2)	17,952	562
K-V Pharmaceutical, Class A (1)(2)	4,050	83
Kos Pharmaceuticals (1)(2)	2,850	147
Medicines Company (1)(2)	3,390	59
Medicis Pharmaceutical, Class A	4,000	128
MGI Pharma (1)(2)	5,440	93
New River Pharmaceuticals (1)(2)	1,800	93
Nitromed (1)(2)	2,500	35
Noven Pharmaceuticals (1)(2)	2,253	34
Pain Therapeutics (1)(2)	3,900	26
Par Pharmaceutical (1)(2)	2,194	69
Penwest Pharmaceuticals (1)(2)	2,300	45
Perrigo (2)	6,765	101
Salix Pharmaceuticals (1)(2)	3,773	66
Santarus (1)(2)	4,700	26
Sepracor (1)(2)	7,049	364

Valeant Pharmaceuticals (2)	6,410	116
VIVUS (1)(2)	5,000	15
		3,586
Total Health Care		31,831

INDUSTRIALS & BUSINESS SERVICES 9.5%

Aerospace & Defense 0.9%

AAR (1)(2)	2,400	58
Alliant Techsystems (1)(2)	2,100	160
Allied Defense Group (1)	1,400	32
Applied Signal Technology	1,150	26
Argon (1)	2,100	65
Armor Holdings (1)(2)	2,150	92
Aviall (1)(2)	2,200	63
BE Aerospace (1)	4,550	100
Ceradyne (1)(2)	1,900	83
Cubic Corp (2)	1,700	34
Curtiss-Wright	900	49
DRS Technologies (2)	1,751	90
Ducommun (1)	700	15
Edac Technologies (1)	4,500	17
EDO (2)	1,710	46
Engineered Support System	2,794	116
Esterline Technologies (1)(2)	1,690	63
GenCorp (1)(2)	2,810	50
HEICO, Class A	3,020	62
Hexcel (1)(2)	4,900	88
Innovative Solutions and Support (1)	2,100	27
Ionatron (1)(2)	6,100	62
Kaman, Class A	2,161	43
KVH Industries (1)(2)	2,400	23
Ladish Company (1)	1,700	38
Moog, Class A (1)	2,530	72
MTC Technologies (1)(2)	1,400	38
Orbital Sciences (1)(2)	3,570	46

Precision Castparts	8,508	441
Sequa, Class A (1)(2)	800	55
SPACEHAB (1)	5,700	4
Sypris Solutions	1,800	18
Teledyne Technologies (1)(2)	2,000	58
Triumph Group (1)	850	31
United Industrial (2)	1,300	54
		2,319

Air Freight & Logistics 0.6%

C. H. Robinson Worldwide	11,800	437
EGL (1)	2,830	106
Expeditors International of Washington (2)	7,200	486
Forward Air	2,385	87
Hub Group, Class A (1)(2)	1,800	64
Pacer International (2)	2,880	75
Park Ohio Holdings (1)	1,900	27
UTi Worldwide (2)	2,400	223
		1,505

Airlines 0.4%

AirTran (1)(2)	6,230	100
Alaska Air Group (1)(2)	1,750	62
AMR (1)(2)	12,510	278
Continental Airlines, Class B (1)(2)	6,040	129
ExpressJet Holdings (1)(2)	4,360	35
Frontier Airlines (1)(2)	3,200	30
JetBlue Airways (1)(2)	10,162	156
Mesa Air Group (1)(2)	2,821	29
Pinnacle Airlines (1)(2)	3,600	24
SkyWest	3,930	106
US Airways Group (1)(2)	4,756	177
World Air Holdings (1)	1,800	17
		1,143

Building Products 0.3%

AAON (1)(2)	1,782	32

Advanced Environmental Recycling, Class A (1)	4,000	7
American Woodmark (2)	1,180	29
Ameron International	1,000	46
Apogee Enterprises	2,800	46
ElkCorp (2)	1,780	60
Griffon (1)(2)	2,100	50
Jacuzzi Brands (1)(2)	6,400	54
Lennox International	4,490	127
NCI Building Systems (1)(2)	1,350	57
Simpson Manufacturing	3,200	116
Trex (1)(2)	900	25
Universal Forest Products	1,290	71
USG (1)(2)	3,150	205
		925

Commercial Services & Supplies 2.5%

A. T. Cross, Class A (1)	2,800	11
Ablest (1)(2)	1,700	14
ABM Industries (2)	3,450	67
Acco Brands (1)	3,700	91
Adesa (2)	6,448	157
Administaff (2)	2,050	86
Advisory Board (1)	1,540	73
ARAMARK, Class B	11,518	320
Banta	1,349	67
Bowne (2)	3,450	51
Brady, Class A	3,500	127
Brinks Company (2)	4,049	194
Casella Waste Systems, Class A (1)	2,175	28
CBIZ (1)(2)	6,650	40
CDI	1,900	52
Central Parking (2)	2,060	28
Cenveo (1)(2)	4,600	61
ChoicePoint (1)	5,157	230
Clean Harbor (1)(2)	1,800	52
Coinstar (1)(2)	1,750	40

Consolidated Graphics (1)	1,300	62
Copart (1)	6,400	148
Cornell Companies (1)(2)	2,200	30
Corporate Executive Board	2,600	233
Corrections Corp of America (1)(2)	2,767	124
CoStar Group (1)	1,540	67
CRA International (1)(2)	950	45
Deluxe (2)	2,828	85
DiamondCluster International (1)	3,650	29
Dun & Bradstreet (1)	4,100	275
Duratek (1)	1,600	24
Ecology and Environment, Class A	1,900	17
Ennis Business Forms (2)	2,457	45
First Consulting Group (1)	5,500	32
FTI Consulting (1)(2)	2,595	71
G & K Services, Class A	1,570	62
GEO (1)(2)	900	21
Global Cash Access (1)(2)	5,400	79
Heidrick & Struggles International (1)	1,358	44
Herman Miller	4,150	117
HNI Corporation (2)	3,580	197
ICT Group (1)	2,600	44
IHS (1)(2)	4,700	96
IKON Office Solutions	8,170	85
Innotrac (1)	2,300	11
John H. Harland (2)	1,830	69
Kelly Services, Class A	2,432	64
Kforce (1)(2)	4,056	45
Knoll	3,300	57
Korn/Ferry (1)	2,800	52
Labor Ready (1)(2)	3,000	62
Layne Christensen (1)	1,800	46
Learning Tree International (1)(2)	2,050	26
LECG (1)	2,250	39
Manpower	5,576	259
McGrath RentCorp	1,600	45

Mine Safety Appliances (2)	2,700	98
Mobile Mini (1)(2)	1,000	47
Multi-Color	1,275	35
Navigant Consulting (1)	3,000	66
NCO Group (1)(2)	2,426	41
On Assignment (1)	3,750	41
PHH (1)(2)	3,579	100
PICO Holdings (1)	1,100	36
Pike Electric (1)	2,100	34
Portfolio Recovery Associates (1)(2)	1,250	58
Republic Services	8,450	317
Resources Global Professionals (1)(2)	3,300	86
Rollins (2)	4,675	92
School Specialty (1)	1,426	52
Sirva (1)(2)	5,300	42
SOURCECORP (1)	1,200	29
Spherion (1)	3,980	40
Standard Register	1,700	27
Steelcase, Class A (2)	8,359	132
Stericycle (1)(2)	2,550	150
Strategic Distribution (1)	1,400	14
TeleTech Holdings (1)(2)	5,590	67
Tetra Tech (1)	3,350	53
TRC (1)	1,500	16
TRM Copy Centers (1)(2)	3,500	26
United Stationers (1)	1,873	91
Utek (1)(2)	1,500	21
Viad	1,877	55
Volt Information Sciences (1)	1,300	25
Waste Connections (1)	2,450	84
Watson Wyatt (2)	2,250	63
West Corporation (1)	4,467	188
		6,822

Construction & Engineering 0.4%

EMCOR Group (1)(2)	1,140	77

Englobal (1)	4,500	38
Granite Construction (2)	2,800	100
Insituform Technologies (1)	1,950	38
Jacobs Engineering Group (1)	3,719	252
McDermott International (1)(2)	5,050	225
Michael Baker (1)	1,600	41
Quanta Services (1)(2)	8,250	109
Shaw Group (1)	5,150	150
URS Corporation (1)	3,300	124
Xanser (1)	8,700	26
		1,180

Electrical Equipment 0.7%

A.O. Smith	2,260	79
Acuity Brands	2,950	94
American Superconductor (1)(2)	2,800	22
AMETEK	4,000	170
Artesyn Technologies (1)(2)	3,850	40
Baldor Electric (2)	2,540	65
Beacon Power (1)(2)	9,300	17
BTU International (1)(2)	2,400	30
C&D Technologies (2)	3,200	24
Capstone Turbine (1)(2)	9,200	28
Channell Commercial (1)	3,600	18
Chase	2,100	30
Color Kinetics (1)(2)	2,800	40
Encore Wire (1)(2)	2,075	47
Energy Conversion Devices (1)(2)	2,000	82
Franklin Electric (2)	1,700	67
Fuelcell Energy (1)(2)	3,650	31
General Cable (1)	4,100	81
Genlyte Group (1)	1,800	96
Global Power Equipment (1)(2)	4,300	19
GrafTech International (1)(2)	9,150	57
Hubbell, Class B	3,433	155
II-VI (1)	2,600	47

LSI Industries	2,225	35
Medis Technologies (1)(2)	2,500	37
Orbit International (1)	1,250	16
Phazar (1)	900	10
Plug Power (1)(2)	5,700	29
Powell Industries (1)(2)	1,100	20
Regal-Beloit (2)	2,100	74
Thomas & Betts (1)	3,776	158
Ultralife Batteries (1)(2)	2,100	25
Valence Technology (1)(2)	7,088	11
Vicor (2)	3,600	57
Woodward Governor	800	69
		1,880

Industrial Conglomerates 0.3%

Carlisle Companies	2,010	139
Roper Industries	5,626	222
Teleflex (2)	2,530	165
Tredegar	2,900	37
Walter Industries (2)	2,500	124
		687

Machinery 1.9%

3-D Systems (1)(2)	1,900	34
A.S.V. (1)(2)	2,500	62
Actuant, Class A	1,710	95
AGCO (1)(2)	5,350	89
Albany International	2,003	72
American Science Engineering (1)(2)	700	44
Astec Industries (1)	1,600	52
Barnes Group (2)	1,300	43
Briggs & Stratton	3,000	116
Bucyrus International, Class A	1,400	74
Cascade	850	40
CLARCOR	3,340	99
Columbus McKinnon (1)	1,900	42
Commercial Vehicle Group (1)(2)	1,900	36

Crane (2)	3,441	121
Donaldson	5,371	171
EnPro Industries (1)(2)	650	18
ESCO Electronics (1)(2)	1,740	77
Federal Signal	3,000	45
Flowserve (1)	3,860	153
Gardner Denver Machinery (1)	1,800	89
Graco (2)	4,375	160
Graham	1,200	27
Greenbrier Companies	1,400	40
Harsco	2,630	178
Hurco Companies (1)(2)	1,000	31
IDEX	3,070	126
JLG Industries (2)	3,388	155
Joy Global	7,987	319
Kaydon (2)	1,970	63
Kennametal	2,300	117
Lincoln Electric Holdings	2,690	107
Lindsay Manufacturing (2)	1,250	24
Manitowoc	1,730	87
Met-Pro	3,977	47
Middleby (1)(2)	700	61
Mueller Industries	2,500	69
NACCO Industries	500	59
Nordson (2)	2,110	85
Oshkosh Truck	4,900	218
Pentair (2)	6,660	230
Robbins & Myers (2)	1,200	24
SPX (2)	4,405	202
Stewart & Stevenson (2)	1,800	38
Tecumseh Products, Class A (2)	1,670	38
Tennant	700	36
Terex (1)	3,430	204
Timken	6,000	192
Titan International (2)	1,600	28
Toro	2,880	126

Trinity Industries (2)	3,020	133
Turbochef Technologies (1)(2)	2,799	40
Twin Disc	900	40
Valmont Industries (2)	1,700	57
Wabash National (2)	2,290	44
Wabtec	3,430	92
Watts Industries, Class A	2,250	68
Wolverine Tube (1)	3,100	16
		5,153

Marine 0.1%

Alexander & Baldwin	2,850	155
Kirby Corporation (1)	1,850	96
Overseas Shipholding Group (2)	2,540	128
		379

Road & Rail 0.8%

Amerco (2)	1,600	115
Arkansas Best	1,810	79
CNF	3,400	190
Dollar Thrifty Auto Group (1)(2)	1,740	63
Florida East Coast Industries (2)	2,150	91
Genesee & Wyoming, Class A (1)	1,712	64
Heartland Express (2)	4,243	86
J.B. Hunt Transport Services	10,852	246
Kansas City Southern Industries (1)(2)	5,300	129
Knight Transportation	6,592	137
Laidlaw International (2)	7,275	169
Landstar Systems (2)	4,400	184
Old Dominion Freight Line (1)	2,812	76
Patriot Transportation Holdings (1)	500	33
Quality Distribution (1)	2,800	22
RailAmerica (1)	2,800	31
SCS Transportation (1)(6)	1,300	28
Swift Transportation (1)(2)	5,317	108
Transport Corp of America (1)	2,100	21
U.S. Xpress Enterprises (1)	1,800	31

USA Truck (1)	1,300	38
Werner Enterprises (2)	5,853	115
Yellow Roadway (1)	3,930	175
		2,231

Trading Companies & Distributors 0.6%

Applied Industrial Technologies (2)	1,975	66
Beacon Roofing Supply (1)(2)	2,200	63
Electro Rent (1)(2)	2,100	31
Fastenal (2)	9,900	388
GATX (2)	3,050	110
Hughes Supply (2)	4,200	150
Interline Brands (1)(2)	2,100	48
Lawson Products (2)	900	34
MSC Industrial Direct	4,300	173
NuCo2 (1)	1,800	50
UAP Holding (2)	3,800	78
United Rentals (1)(2)	5,250	123
Valley National Gases	3,400	67
Watsco	1,600	96
WESCO International (1)	3,551	152
		1,629

Transportation Infrastructure 0.0%

Macquarie Infrastructure Company Trust	2,100	65
		65

Total Industrials & Business Services		25,918

INFORMATION TECHNOLOGY 16.3%

Communications Equipment 1.5%

3 Com (1)(2)	25,380	91
ADTRAN	5,073	151
Anaren (1)	2,100	33
Arris Group (1)(2)	8,150	77
Avocent (1)	3,300	90
Aware (1)(2)	3,500	16

Belden CDT (2)	3,163	77
Black Box	1,270	60
Blue Coat Systems (1)(2)	1,220	56
C-COR.net (1)(2)	4,300	21
Carrier Access (1)(2)	6,700	33
Centillium Communications (1)	4,400	15
Commscope (1)(2)	3,200	64
Comtech Telecommunications (1)(2)	1,660	51
Digi International (1)	2,160	23
Ditech Communications (1)	3,950	33
Dycom Industries (1)(2)	2,863	63
EMS Technologies (1)(2)	1,700	30
Endwave Corporation (1)(2)	1,800	21
Enterasys Networks (1)	2,177	29
Extreme Networks (1)(2)	10,950	52
F5 Networks (1)	2,850	163
Finisar (1)(2)	19,180	40
Foundry Networks (1)(2)	9,510	131
Harmonic (1)(2)	7,754	38
Harris	8,738	376
Inter-Tel	2,170	42
InterDigital Communication (1)	3,960	73
IXIA (1)	5,000	74
Juniper Networks (1)(2)	35,146	784
Mastec (1)(2)	4,050	42
MRV Communications (1)(2)	11,520	24
NMS Communications (1)(2)	5,300	19
Oplink Communications (1)	1,678	24
Optical Cable, Warrants, 10/24/07 (1)	212	—
Optical Cable (1)	2,084	11
Packeteer (1)	3,450	27
PC-Tel (1)(2)	2,300	20
Performance Technologies (1)(2)	2,900	24
Plantronics (2)	3,250	92
Polycom (1)	6,650	102
Powerwave Technologies (1)(2)	6,886	87

Redback Networks (1)(2)	4,277	60
Safenet (1)(2)	1,456	47
SeaChange International (1)(2)	2,550	20
Sonus Networks (1)(2)	22,751	85
SpectraLink	2,300	27
Stratex Networks (1)(2)	9,710	35
Stratos Lightwave (1)	4,136	25
Sunrise Telecom (2)	5,900	10
Sycamore Networks (1)(2)	19,500	84
Symmetricom (1)(2)	4,200	36
Tekelec (1)(2)	3,830	53
Telkonet (1)(2)	7,100	29
Terayon Communication Systems (1)(2)	9,100	21
Tollgrade Communications (1)	1,650	18
Tut Systems (1)(2)	6,429	19
UTStarcom (1)(2)	7,800	63
ViaSat (1)	2,300	61
Westell Technologies (1)(2)	6,100	27
Zhone Technologies (1)(2)	8,737	19
		4,018

Computers & Peripherals 1.3%

Adaptec (1)(2)	8,850	51
Advanced Digital Info (1)	5,350	52
Ampex, Class A (1)	900	18
Avid Technology (1)	2,726	149
Brocade Communications Systems (1)(2)	19,422	79
Concurrent Computer (1)(2)	3,700	7
Cray (1)(2)	6,310	8
Datalink (1)	1,600	6
Diebold	4,390	167
Electronics for Imaging (1)(2)	3,700	98
Emulex (1)(2)	5,840	116
Hutchinson Technology (1)(2)	1,720	49
Hypercom (1)	5,320	34
Imation	2,030	94

Immersion (1)	5,300	35
InFocus (1)(2)	3,800	15
Intergraph (1)(2)	2,000	100
Iomega (1)(2)	9,160	23
Komag (1)(2)	2,050	71
LaserCard (1)	2,650	40
Maxtor (1)(2)	15,979	111
McDATA, Class A (1)(2)	10,090	38
Mobility Electronics (1)(2)	2,900	28
Novatel (1)(2)	2,550	31
Overland Storage (1)	3,132	25
Palm (1)(2)	3,120	99
Presstek (1)(2)	3,222	29
Quantum DLT & Storage Systems Group (1)(2)	13,140	40
Rimage (1)	1,100	32
Sandisk (1)	11,870	746
SBS Technologies (1)	3,300	33
Seagate Technology (2)	30,842	617
Simpletech (1)	6,900	26
Synaptics (1)(2)	1,950	48
UNOVA (1)(2)	4,210	142
Video Display (1)(2)	2,280	28
Western Digital (1)(2)	14,221	265
		3,550
Electronic Equipment & Instruments 1.7%		
Aeroflex (1)(2)	4,550	49
Agilysys	2,552	47
American Technology (1)(2)	5,400	18
Amphenol, Class A (2)	5,636	249
Anixter International (2)	2,200	86
Applied Films (1)	1,840	38
Arrow Electronics (1)	7,175	230
Avnet (1)(2)	8,250	198
AVX (2)	11,252	163
Bell Microproducts (1)(2)	3,000	23

Benchmark Electronics (1)(2)	2,800	94
Brightpoint (1)(2)	1,800	50
CalAmp (1)	3,500	37
CDW (2)	4,990	287
Checkpoint Systems (1)(2)	2,360	58
Cogent (1)(2)	6,536	148
Coherent (1)	1,850	55
CTS (2)	3,450	38
Cyberoptics (1)	1,150	16
Daktronics (2)	1,900	56
Dolby Laboratories, Class A (1)	7,140	122
DTS (1)(2)	2,100	31
Echelon (1)(2)	3,200	25
Electro Scientific Industries (1)	2,200	53
Excel Technology (1)(2)	1,100	26
FLIR Systems (1)(2)	4,700	105
Gerber Scientific (1)	4,100	39
Global Imaging Systems (1)(2)	1,950	68
I D Systems (1)	1,300	31
Identix (1)(2)	7,674	38
Ingram Micro, Class A (1)(2)	10,262	205
Intelli-Check, Inc. (1)(2)	1,400	5
Itron (1)	1,800	72
Keithley Instruments	1,600	22
KEMET (1)(2)	5,200	37
Landauer	600	28
LeCroy (1)	1,700	26
Lexar Media (1)(2)	6,290	52
Littelfuse (1)	1,640	45
Lo-Jack (1)	1,900	46
Maxwell Technologies (1)(2)	1,700	24
Mercury Computer Systems (1)	1,700	35
Merix (1)	3,200	23
Methode Electronics	2,450	24
Metrologic Instruments (1)	2,300	44
MTS Systems	1,850	64

National Instruments (2)	5,250	168
Newport (1)	3,150	43
Nu Horizons Electronics (1)	2,600	26
OSI Systems (1)(2)	2,038	38
OYO Geospace (1)	1,100	31
Park Electrochemical	1,800	47
Paxar (1)	2,460	48
PC Connection (1)(2)	3,000	16
Photon Dynamics (1)(2)	1,250	23
Plexus (1)	3,360	76
RadiSys (1)	2,000	35
Research Frontiers (1)(2)	5,400	28
Rogers (1)(2)	1,050	41
SatCon Technology (1)(2)	3,200	5
Scansource (1)(2)	1,100	60
Sigmatron International (1)(2)	800	9
Sirenza Microdevices (1)	8,550	39
Sunpower (1)(2)	4,600	156
Taser International (1)(2)	4,860	34
Tech Data (1)	3,380	134
Technitrol	2,350	40
Trimble Navigation (1)	3,616	128
TTM Technologies (1)(2)	3,950	37
Vishay Intertechnology (1)	11,178	154
Wireless Xcessories (1)	2,300	12
Woodhead Industries	2,100	29
X-Rite	1,700	17
Zygo (1)	2,220	33
		4,737

Internet Software & Services 4.3%

24/7 Media (1)(2)	5,220	38
Akamai Technologies (1)	10,678	213
aQuantive (1)(2)	5,100	129
Ariba (1)(2)	4,415	32
Autobytel (1)(2)	3,860	19

Chordiant Software (1)	6,020	16
Click Commerce (1)(2)	1,300	27
CMGI (1)(2)	29,918	45
CNET Networks (1)(2)	9,391	138
Digital Insight (1)	2,631	84
Digital River (1)(2)	2,350	70
Digitas (1)(2)	6,142	77
Earthlink (1)(2)	10,640	118
Entrust Technologies (1)	5,600	27
Equinix (1)(2)	1,860	76
Google, Class A (1)	19,258	7,989
HomeStore.com (1)	12,850	66
IAC/InterActiveCorp (1)(2)	21,996	623
InfoSpace.com (1)	2,150	56
Interland (1)	3,085	14
Interwoven (1)(2)	5,066	43
iVillage (1)(2)	7,300	59
J2 Global Communications (1)(2)	1,750	75
Jupitermedia (1)(2)	2,900	43
Keynote Systems (1)	2,673	34
Marchex, Class B (1)(2)	3,400	76
MatrixOne (1)	5,400	27
Neoforma.com (1)(2)	3,400	34
NetRatings (1)(2)	3,200	39
Openwave Systems (1)(2)	5,667	99
RealNetworks (1)(2)	13,800	107
S1 (1)(2)	4,600	20
Saba Software (1)(2)	2,087	9
Sonicwall (1)	6,600	52
Stellent (1)	4,200	42
Support.com (1)(2)	2,800	12
The Knot (1)	3,700	42
Travelzoo (1)(2)	1,600	35
Tumbleweed Communications (1)	5,900	18
United Online	5,175	74
ValueClick (1)	6,891	125

VeriSign (1)	16,948	372
Vignette (1)	2,039	33
Vitria Technology (1)	5,137	14
Webex Communications (1)(2)	3,443	74
webMethods (1)(2)	4,308	33
Websense (1)(2)	1,650	108
		11,556

IT Services 2.5%

Accenture, Class A (2)	55,800	1,611
Acxiom	5,200	120
Alliance Data Systems (1)(2)	5,300	189
AnswerThink (1)(2)	4,700	20
Anteon International (1)(2)	2,200	120
BearingPoint (1)(2)	12,492	98
BISYS Group (1)	7,900	111
CACI International, Class A (1)	1,800	103
Ceridian (1)	9,750	242
Certegy (2)	4,200	170
Checkfree (1)	6,378	293
CIBER (1)(2)	5,440	36
Cognizant Technology Solutions (1)	9,336	470
Computer Horizons (1)	5,500	24
CSG Systems International (1)(2)	3,500	78
DST Systems (1)(2)	5,063	303
Edgewater Technology (1)	3,967	23
EFunds (1)	2,813	66
Electronic Clearing House (1)	3,200	32
Euronet Worldwide (1)(2)	2,650	74
Forrester Research (1)(2)	2,300	43
Gartner Group (1)(2)	7,350	95
Gevity HR	2,160	55
Global Payments	5,112	238
Heartland Payment Systems (1)	2,200	48
Hewitt Associates, Class A (1)(2)	7,190	201
Igate Capital (1)(2)	8,000	39

Wright Express Corp (1)	2,700	59
		6,894

Office Electronics 0.1%

Zebra Technologies (1)	4,525	194
		194

Semiconductor & Semiconductor Equipment 2.6%

Actel (1)	1,950	25
Advanced Energy Industries (1)(2)	4,150	49
Aehr Test Systems (1)	1,600	7
Agere Systems (1)	12,537	162
AMIS Holdings (1)	5,400	58
Amkor Technology (1)(2)	12,820	72
Amtech Systems (1)	1,600	12
ANADIGICS (1)(2)	5,795	35
Asyst Technology (1)(2)	7,950	45
Atheros Communications (1)(2)	2,750	36
Atmel (1)(2)	33,990	105
ATMI (1)(2)	2,450	69
Axcelis Technologies (1)(2)	4,730	23
Brooks-Pri Automation (1)	4,916	62
Cabot Microelectronics (1)(2)	1,682	49
California Micro Devices (1)	2,300	15
Catalyst Semiconductor (1)	3,300	16
CEVA (1)(2)	4,000	25
Cirrus Logic (1)(2)	7,540	50
Cognex (2)	2,950	89
Cohu	2,200	50
Conexant Systems (1)(2)	23,647	53
Credence Systems (1)(2)	6,000	42
Cree (1)(2)	4,930	124
Cymer (1)	2,300	82
Cypress Semiconductor (1)(2)	8,850	126
DSP Group (1)	1,990	50
EMCORE (1)(2)	6,300	47
Entegris (1)(2)	9,777	92

Exar (1)(2)	3,250	41
Fairchild Semiconductor, Class A (1)	7,910	134
FEI (1)(2)	2,850	55
Formfactor (1)	2,500	61
FSI International (1)	8,200	38
Genesis Microchip (1)(2)	2,300	42
Hi/fn (1)	4,709	26
Integrated Device Technology (1)(2)	12,659	167
Integrated Silicon Solution (1)(2)	4,200	27
International Rectifier (1)(2)	4,420	141
Intersil Holding, Class A	9,776	243
Intevac (1)	2,500	33
Kopin (1)	8,100	43
Kulicke & Soffa (1)(2)	5,260	46
Lam Research (1)(2)	8,920	318
Lattice Semiconductor (1)(2)	8,940	39
LTX (1)	8,450	38
Marvell Technology Group (1)	18,300	1,026
Mattson Technology (1)	3,943	40
MEMC Electronic Materials (1)(2)	14,315	317
Micrel (1)	5,900	68
Microchip Technology	13,471	433
Microsemi (1)	4,900	136
Mindspeed Technologies (1)(2)	8,950	21
MKS Instruments (1)	3,300	59
Monolithic System Technology (1)	5,000	28
Nanometrics (1)(2)	2,500	28
Omnivision Technologies (1)(2)	4,230	84
ON Semiconductor (1)	19,460	108
PDF Solutions (1)(2)	2,201	36
Pericom Semiconductor (1)	3,300	26
Photronics (1)(2)	2,860	43
Pixelworks (1)(2)	3,530	18
PLX Technology (1)(2)	3,100	27
PortalPlayer (1)(2)	2,000	57
Power Integrations (1)(2)	2,800	67

Rambus (1)(2)	7,130	115
RF Micro Devices (1)(2)	12,930	70
Rudolph Technologies (1)	2,100	27
Semitool (1)(2)	2,600	28
Semtech (1)	4,400	80
Sigma Designs (1)(2)	2,600	40
Sigmatel (1)(2)	2,535	33
Silicon Laboratories (1)(2)	3,650	134
Silicon Storage Technology (1)(2)	6,790	34
Skyworks Solutions (1)(2)	11,016	56
SRS Labs (1)	2,700	18
Standard Microsystems (1)(2)	1,400	40
Tessera Technologies (1)	3,060	79
Therma-Wave (1)(2)	3,500	5
Transmeta (1)(2)	14,600	16
TranSwitch (1)(2)	7,700	14
Trident Microsystems (1)(2)	3,800	68
TriQuint Semiconductor (1)(2)	12,880	57
Ultratech Stepper (1)(2)	1,600	26
Varian Semiconductor Equipment (1)(2)	2,508	110
Veeco (1)	1,529	26
Virage Logic (1)(2)	3,800	38
Vitesse Semiconductor (1)(2)	17,801	34
Zoran (1)	3,887	63
		6,995

Software 2.3%

Activision (1)(2)	18,533	255
Actuate (1)	3,200	10
Advent Software (1)(2)	2,300	66
Agile Software (1)(2)	3,900	23
Altiris (1)	1,550	26
Ansoft (1)	1,100	37
Ansys (1)	2,520	108
ARI Network Services (1)	3,100	7
Aspen Technology (1)(2)	3,400	27

AuthentiDate Holding (1)(2)	4,450	9
BEA Systems (1)(2)	25,772	242
Borland Software (1)(2)	5,710	37
Bottomline Technologies (1)	2,000	22
Cadence Design Systems (1)(2)	18,117	307
Captaris (1)	2,600	10
Captiva Software (1)(2)	1,100	24
Catapult Communications (1)(2)	1,100	16
CCC Information Services (1)	1,607	42
Digimarc (1)	3,400	20
DocuCorp International (1)	2,200	14
ebix.com (1)	800	16
Embarcadero (1)	3,900	28
Epicor Software (1)(2)	4,600	65
EPIQ Systems (1)(2)	1,800	33
EPlus (1)	1,500	21
FactSet Research Systems	3,100	128
Fair Isaac (2)	4,585	203
FalconStor Software (1)(2)	4,600	34
FileNet (1)	2,750	71
Guardian Technologies (1)(2)	3,800	9
Hyperion Solutions (1)	4,025	144
i2 Technologies (1)(2)	1,536	22
Informatica (1)	5,650	68
Interactive Intelligence (1)	3,653	19
Internet Security Systems (1)	3,600	75
InterVoice (1)	3,500	28
Jack Henry & Associates	5,650	108
JDA Software Group (1)(2)	2,300	39
Kronos (1)(2)	2,000	84
Lawson Software (1)(2)	5,900	43
Macrovision (1)(2)	3,210	54
Magma Design Automation (1)(2)	2,550	21
Manhattan Associates (1)	2,360	48
MapInfo (1)(2)	1,575	20
McAfee (1)(2)	10,592	287

Mentor Graphics (1)	5,080	53
Micromuse (1)(2)	6,250	62
MICROS Systems (1)	2,620	127
MicroStrategy (1)(2)	1,106	92
Midway Games (1)(2)	5,679	108
Moldflow (1)	1,200	17
Motive (1)(2)	3,600	11
MRO Software (1)	1,900	27
Napster (1)(2)	5,500	19
NAVTEQ (1)(2)	6,000	263
NetIQ (1)(2)	3,308	41
Nuance Communications (1)(2)	12,611	96
Open Solutions (1)(2)	1,600	37
OPNET Technologies (1)	3,000	28
Opsware (1)(2)	6,550	44
Pegasystems (1)(2)	2,200	16
Phoenix Technologies (1)(2)	2,100	13
PLATO Learning (1)(2)	2,266	18
Progress Software (1)	3,250	92
Quality Systems (2)	1,000	77
Quest Software (1)(2)	6,170	90
Radiant Systems (1)	3,550	43
Red Hat (1)(2)	12,050	328
Renaissance Learning (2)	2,350	44
Reynolds & Reynolds, Class A	4,700	132
RSA Security (1)(2)	4,800	54
Salesforce.com (1)(2)	7,040	226
SCO Group (1)(2)	7,000	28
Secure Computing (1)(2)	3,190	39
SERENA Software (1)(2)	2,623	61
Sonic Solutions (1)(2)	1,600	24
SPSS (1)	1,600	49
SSA Global Technologies (1)(2)	4,400	80
Sybase (1)(2)	6,122	134
Synopsys (1)	9,386	188
Take-Two Interactive Software (1)(2)	4,445	79

Telecommunication Systems (1)(2)	5,800	13
THQ (1)(2)	4,162	99
TIBCO Software (1)	14,680	110
Transaction Systems Architects, Class A (1)	2,900	83
Ulticom (1)	2,900	28
Ultimate Software Group (1)(2)	3,500	67
Verint Systems (1)(2)	2,260	78
WatchGuard Technologies (1)	4,000	15
Wind River Systems (1)	746	11
Witness Systems (1)(2)	1,900	37
		6,351
Total Information Technology		44,295

MATERIALS 3.9%

Chemicals 1.7%

A. Schulman (2)	2,350	51
Airgas	4,950	163
Albermarle (2)	2,700	104
Altair Nanotechnologies (1)(2)	8,400	17
American Vanguard (2)	1,700	40
Arch Chemicals	1,990	60
Cabot (2)	3,950	141
Calgon Carbon (2)	4,400	25
Celanese, Series A (2)	10,721	205
CF Industries	3,700	56
CFC International (1)(2)	1,600	22
Chemtura	15,724	200
Cytec Industries	2,760	131
Ferro (2)	2,960	56
FMC (1)	2,100	112
Georgia Gulf (2)	2,250	68
H.B. Fuller (2)	1,520	49
Huntsman (1)(2)	14,863	256
ICO (1)(2)	5,500	18
Kronos Worldwide (2)	3,420	99

Lesco (1)	2,100	32
Lubrizol	3,900	169
Lyondell Chemical (2)	15,479	369
MacDermid	1,882	53
Minerals Technologies (2)	1,155	65
Mosaic (1)(2)	24,584	360
Nalco Holding (1)	9,563	169
Nanophase Technologies (1)(2)	3,900	22
NL Industries (2)	3,490	49
Olin (2)	4,290	84
OM Group (1)(2)	2,050	38
OMNOVA Solutions (1)(2)	5,700	27
PolyOne (1)(2)	8,030	52
Rockwood Holdings (1)(2)	5,100	101
RPM	7,000	122
Scotts Miracle Gro	4,400	199
Sensient Technologies	2,780	50
Spartech (2)	2,340	51
Symyx Technologies (1)(2)	2,250	61
Terra Industries (1)(2)	8,260	46
Terra Nitrogen (1)	1,900	36
Valhi (2)	7,823	145
Valspar (2)	6,400	158
W. R. Grace (1)(2)	4,900	46
Wellman	4,300	29
Westlake Chemical	4,421	127
		4,533

Construction Materials 0.4%

Devcon International (1)(2)	2,100	21
Eagle Materials (2)	1,290	158
Florida Rock Industries	4,462	219
Headwaters (1)(2)	2,900	103
Lafarge	4,300	236
Martin Marietta Materials	3,100	238
Texas Industries	1,580	79

US Concrete (1)	3,700	35
		1,089

Containers & Packaging 0.6%

Aptargroup	1,880	98
Caraustar (1)(2)	3,850	34
Chesapeake Corp. (2)	1,060	18
Crown Cork & Seal (1)	11,650	228
Graphic Packaging (1)(2)	15,513	35
Greif Brothers (2)	1,450	96
Longview Fibre	3,450	72
Myers Industries	3,315	48
Owens-Illinois (1)(2)	10,472	220
Packaging Corp. of America	6,055	139
Packaging Dynamics	2,180	24
Rock-Tenn, Class A	2,690	37
Silgan Holdings	2,660	96
Smurfit-Stone Container (1)(2)	16,893	240
Sonoco Products	5,687	167
		1,552

Metals & Mining 1.1%

AK Steel (1)(2)	8,084	64
AMCOL	2,550	52
Carpenter Technology	1,700	120
Century Aluminum (1)(2)	2,443	64
Chaparral Steel (1)	2,180	66
Cleveland-Cliffs (2)	1,500	133
Coeur d'Alene Mines (1)(2)	15,800	63
Commercial Metals	4,000	150
Compass Minerals	2,800	69
Gibraltar Industries (2)	2,325	53
Glamis Gold (1)(2)	8,203	225
Hecla Mining (1)(2)	9,850	40
Meridian Gold (1)(2)	6,044	132
NN	1,700	18
Northwest Pipe (1)	1,400	38

Oregon Steel Mills (1)(2)	2,800	82
Quanex	1,960	98
Reliance Steel & Aluminum	2,050	125
Royal Gold (2)	1,550	54
Ryerson Tull (2)	2,200	54
Schnitzer Steel, Class A	2,475	76
Southern Copper (2)	9,300	623
Steel Dynamics (2)	3,132	111
Steel Technologies (2)	1,400	39
Stillwater Mining (1)(2)	7,316	85
Synalloy (1)	2,200	23
Titanium Metals (1)(2)	2,300	146
U.S. Gold (1)	4,300	15
Universal Stainless & Alloy Products (1)	1,800	27
Worthington Industries	5,363	103
		2,948
Paper & Forest Products 0.1%		
Bowater (2)	3,150	97
Buckeye Technologies (1)	3,800	31
Deltic Timber (2)	900	47
Maxxam (1)	1,500	52
P. H. Glatfelter (2)	3,000	42
Pope & Talbot	2,700	22
Schweitzer Mauduit	1,330	33
Wausau Paper	3,200	38
		362
Total Materials		10,484
TELECOMMUNICATION SERVICES 2.1%		
Diversified Telecommunication Services 0.8%		
Alaska Communications Systems Group (2)	3,800	39
Broadwing (1)	8,154	49
CallWave (1)(2)	4,500	22
Cincinnati Bell (1)(2)	15,968	56
Commonwealth Telephone Enterprises (2)	1,600	54

Covad Communications Group (1)(2)	15,262	15
CT Communications	1,900	23
D&E Communications (2)	3,609	30
General Communications, Class A (1)	5,870	61
Global Crossing (1)	1,500	24
Hickory Technology	3,600	28
IDT (1)	3,800	44
IDT, Class B (1)(2)	6,329	74
Level 3 Communications (1)(2)	48,930	140
MCI	20,503	405
McLeodUSA, Class A (1)(2)	16,412	—
Neustar, Class A (1)(2)	4,100	125
North Pittsburgh Systems (2)	1,382	26
NTL (1)	5,774	393
NTL, Warrants, 1/13/11 (1)	3	—
Panamsat Holding (2)	7,800	191
Premiere Global Services (1)(2)	4,640	38
Shenandoah Telecommunications	700	28
Surewest Communications (2)	1,350	36
Time Warner Telecom, Class A (1)(2)	9,710	96
Valor Communications (2)	5,293	60
Warwick Valley Telephone	1,300	25
		2,082

Wireless Telecommunication Services 1.3%

@Road (1)	6,950	36
Alamosa Holdings (1)(2)	11,200	208
American Tower Systems, Class A (1)	26,738	725
Centennial Communications (1)(2)	7,590	118
Crown Castle International (1)(2)	14,681	395
Dobson Communications, Class A (1)(2)	12,300	92
Leap Wireless (1)(2)	4,000	152
Nextel Partners, Class A (1)(2)	15,589	436
NII Holdings, Class B (1)(2)	9,834	430
Price Communications (1)	3,500	52
Rural Cellular, Class A (1)(2)	1,700	25

SBA Communications (1)(2)	6,500	116
SkyTerra Communications (1)	1,200	46
SunCom Wireless Holdings (1)	11,650	32
Syniverse Holdings (1)	5,202	109
Telephone & Data Systems	6,690	241
Telephone & Data Systems, Special Shares (2)	700	24
U.S. Cellular (1)(2)	5,293	261
Ubiquitel (1)	7,400	73
Wireless Facilities (1)(2)	6,450	33
		3,604
Total Telecommunication Services		5,686

UTILITIES 2.8%

Electric Utilities 0.8%

ALLETE	2,082	92
Central Vermont Public Service	1,900	34
Cleco (2)	4,100	86
DPL (2)	8,642	225
DQE (2)	4,800	78
El Paso Electric (1)	3,100	65
Empire District Electronics (2)	2,560	52
Great Plains Energy (2)	4,633	130
Hawaiian Electric Industries (2)	4,500	117
IdaCorp (2)	2,110	62
ITC Holdings (2)	2,200	62
Madison Gas and Electric (2)	1,800	61
Maine Maritimes	600	9
Northeast Utilities (2)	8,700	171
Otter Tail	2,050	59
Potomac Electric Power	12,003	269
Reliant Resources (1)(2)	20,344	210
Sierra Pacific Resources (1)(2)	8,300	108
Unisource Energy (2)	2,450	76
United Illuminating	1,100	51
Unitil	3,300	83

Westar Energy	5,650	121
		2,221
Gas Utilities 0.9%		
AGL Resources	4,550	158
Atmos Energy (2)	4,760	125
Cascade Natural Gas	1,500	29
Energen	4,920	179
EnergySouth	1,750	47
Equitable Resources	7,960	292
Laclede Gas (2)	1,910	56
National Fuel Gas Company (2)	5,330	166
New Jersey Resources (2)	1,550	65
Northwest Natural Gas (2)	1,190	41
ONEOK	5,872	156
Piedmont Natural Gas Company (2)	4,300	104
Questar	5,550	420
RGC Resources	2,000	50
SEMCO Energy (1)(2)	3,000	17
South Jersey Industries (2)	2,520	73
Southern Union (1)	7,102	168
Southwest Gas	1,880	50
UGI	7,660	158
Washington Gas Light	2,600	78
		2,432
Independent Power Producers & Energy Traders 0.1%		
Black Hills	2,340	81
NRG Energy (1)	5,600	264
Ormat Technologies	2,700	70
		415
Multi-Utilities 0.8%		
Alliant (2)	6,748	189
Aquila (1)(2)	16,663	60
Avista	3,090	55
CH Energy Group (2)	1,150	53

Energy East	8,850	202
Florida Public Utilities	1,549	21
MDU Resources Group	7,261	238
NSTAR	6,574	189
OGE Energy	5,750	154
PNM Resources	4,119	101
Puget Energy	6,448	132
SCANA	6,740	265
Vectren (2)	4,049	110
Wisconsin Energy	6,970	272
WPS Resources	2,500	138
		2,179
Water Utilities 0.2%		
Aqua America (2)	9,146	249
BIW	2,600	47
California Water Service Group	1,700	65
Connecticut Water Service (2)	1,250	30
Pennichuck	1,866	38
		429
Total Utilities		7,676
Total Common Stocks (Cost $213,014)		265,506
CONVERTIBLE PREFERRED STOCKS 0.0%		
FINANCIALS 0.0%		
Real Estate 0.0%		
Simon Property Group (2)	600	39
Total Convertible Preferred Stocks (Cost $32)		39
SHORT-TERM INVESTMENTS 0.7%		
Money Market Funds 0.4%		
T. Rowe Price Reserve Investment Fund, 4.31% (3)(4)	935,099	935
		935

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Index Trust, Inc. (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Extended Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund commenced operations on January 30, 1998. The fund seeks to match the performance of the U.S. stocks not included in the Standard Poors 500 Stock Index®, as represented by the Dow Jones Wilshire 4500 Completion Index.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the fund ultimately realizes upon sale of the securities.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Redemption Fees A 0.5% fee is assessed on redemptions of fund shares held less than 90 days/3 months to deter short-term trading and protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund, and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unsettled variation margin on futures contracts is reflected as other assets or liabilities, and unrealized gains and losses on futures contracts are reflected as the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Futures Contracts During the year ended December 31, 2005, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At December 31, 2005, the value of loaned securities was $65,184,000; aggregate collateral consisted of $67,149,000 in the money market pooled trust and U.S. government securities valued at $55,000.

Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $73,805,000 and $35,902,000, respectively, for the year ended December 31, 2005.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended December 31, 2005 totaled $1,934,000 and were characterized as ordinary income for tax purposes. At December 31, 2005, the tax-basis components of net assets were as follows:

Pursuant to federal income tax regulations applicable to investment companies, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. Consequently, $341,000 of realized losses reflected in the accompanying financial statements will not be recognized for tax purposes until 2006. The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. During the year ended December 31, 2005 the fund utilized $3,268,000 of capital loss carryforwards. As of December 31, 2005 the fund had $1,508,000 of capital loss carryforwards that expire in 2009, $8,759,000 that expire in 2010, and $168,000 that expire in 2011.

At December 31, 2005, the cost of investments for federal income tax purposes was $282,294,000.

NOTE 4 - ACQUISITION

On July 11, 2005, the T. Rowe Price Extended Equity Market Index Fund acquired substantially all of the assets of the TD Waterhouse Extended Market Index Fund, pursuant to the Agreement and Plan of Reorganization dated March 23, 2005, and approved by TD Waterhouse Extended Market Index Fund shareholders on June 28, 2005. The acquisition was accomplished by a tax-free exchange of 3,808,911 shares of the T. Rowe Price Extended Equity Market Index Fund, having a value of $52,982,000, for the 6,230,292 shares of the TD Waterhouse Extended Market Index Fund outstanding on July 8, 2005. The TD Waterhouse Extended Market Index Fund’s net assets at that date included $7,185,000 of unrealized appreciation. Upon merger, the net assets of the TD Waterhouse Extended Market Index Fund were combined with those of the T. Rowe Price Extended Equity Market Index Fund, immediately after which, the total net assets of the T. Rowe Price Extended Equity Market Index Fund totaled $238,702,000.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.40% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors’ fees and expenses, and extraordinary expenses are paid directly by the fund.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the year ended December 31, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $205,000, and the value of shares of the T. Rowe Price Reserve Funds held at December 31, 2005 and December 31, 2004 was $935,000 and $3,132,000, respectively.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of T. Rowe Price Index Trust, Inc. and Shareholders of T. Rowe Price Extended Equity Market Index Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Extended Equity Market Index Fund (one of the portfolios comprising T. Rowe Price Index Trust, Inc., hereafter referred to as the "Fund") at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian, brokers and by agreement to the underlying ownership records for T. Rowe Price Reserve Investment Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 13, 2006

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/05

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For taxable non-corporate shareholders, $1,004,000 of the fund’s income represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $942,000 of the fund’s income qualifies for the dividends-received deduction.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words "Company Info" at the top of our homepage for individual investors. Then, in the window that appears, click on the "Proxy Voting Policy" navigation button in the top left corner.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words "Proxy Voting Record" at the bottom of the Proxy Voting Policy page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

ABOUT THE FUND’S DIRECTORS AND OFFICERS

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, compliance matters, advisory fees, expenses, and other business affairs, and is responsible for protecting the interests of shareholders. The majority of the fund’s directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund’s officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Year of Birth)
Year Elected *
[Number of T. Rowe Price	Principal Occupation(s) During Past 5 Years and Directorships of
Portfolios Overseen]	Other Public Companies

Jeremiah E. Casey **	Director, National Life Insurance (2001 to 8/05); Director, The Rouse
(1940)	Company, real estate developers (1990 to 2004)
2005
[59]

Anthony W. Deering	Chairman, Exeter Capital, LLC, a private investment firm (2004 to pres-
(1945)	ent); Director, Chairman of the Board, and Chief Executive Officer, The
2001	Rouse Company, real estate developers (1997 to 2004); Director,
[113]	Mercantile Bank (4/03 to present)

Donald W. Dick, Jr.	Principal, EuroCapital Advisors, LLC, an acquisition and management
(1943)	advisory firm; Chairman, President, and Chief Executive Officer, The
1994	Haven Group, a custom manufacturer of modular homes (1/04
[113]	to present)

David K. Fagin	Chairman and President, Nye Corporation (6/88 to present); Director,
(1938)	Canyon Resources Corp. and Golden Star Resources Ltd. (5/00 to
1994	present) and Pacific Rim Mining Corp. (2/02 to present)
[113]

Karen N. Horn	Managing Director and President, Global Private Client Services, Marsh
(1943)	Inc. (1999 to 2003); Managing Director and Head of International
2003	Private Banking, Bankers Trust (1996 to 1999); Director, Eli Lilly and
[113]	Company and Georgia Pacific

F. Pierce Linaweaver	President, F. Pierce Linaweaver & Associates, Inc., consulting environ-
(1934)	mental and civil engineers
2001
[113]

Theo C. Rodgers ***	President, A&R Development Corporation
(1941)
2005
[97]

John G. Schreiber	Owner/President, Centaur Capital Partners, Inc., a real estate investment
(1946)	company; Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI
2001	Residential Properties Trust
[113]

*	Each independent director serves until retirement, resignation, or election of a successor.
**	Elected effective October 19, 2005.
***	Elected effective April 1, 2005.

Inside Directors

Name
(Year of Birth)
Year Elected *
[Number of T. Rowe Price	Principal Occupation(s) During Past 5 Years and Directorships of
Portfolios Overseen]	Other Public Companies

James A.C. Kennedy, CFA	Director and Vice President, T. Rowe Price and T. Rowe Price Group,
(1953)	Inc.; Director, T. Rowe Price Global Asset Management Limited,
1997	T. Rowe Price Global Investment Services Limited, and T. Rowe Price
[45]	International, Inc.

James S. Riepe	Director and Vice President, T. Rowe Price; Vice Chairman of the Board,
(1943)	Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the
1990	Board and Director, T. Rowe Price Global Asset Management Limited,
[113]	T. Rowe Price Global Investment Services Limited, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Chairman of the Board, Director,
President, and Trust Officer, T. Rowe Price Trust Company; Director,
T. Rowe Price International, Inc.; Chairman of the Board, all funds

* Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Title and Fund(s) Served	Principal Occupation(s)

E. Frederick Bair, CFA, CPA (1969)	Vice President, T. Rowe Price and T. Rowe Price
President, Index Trust	Trust Company

Joseph A. Carrier (1960)	Vice President, T. Rowe Price, T. Rowe Price
Treasurer, Index Trust	Group, Inc., T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company

Wendy R. Diffenbaugh (1953)	Vice President, T. Rowe Price
Vice President, Index Trust

Roger L. Fiery III, CPA (1959)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, Index Trust	Group, Inc., T. Rowe Price International, Inc.,
and T. Rowe Price Trust Company

John R. Gilner (1961)	Chief Compliance Officer and Vice President,
Chief Compliance Officer, Index Trust	T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Investment
Services, Inc.

Gregory S. Golczewski (1966)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, Index Trust	Trust Company

Ann M. Holcomb, CFA (1972)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, Index Trust	Trust Company

Henry H. Hopkins (1942)	Director and Vice President, T. Rowe Price
Vice President, Index Trust	Investment Services, Inc., T. Rowe Price Services,
Inc., and T. Rowe Price Trust Company; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price International, Inc., and T. Rowe
Price Retirement Plan Services, Inc.

Patricia B. Lippert (1953)	Assistant Vice President, T. Rowe Price and
Secretary, Index Trust	T. Rowe Price Investment Services, Inc.

Sudhir Nanda, Ph.D., CFA (1959)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, Index Trust	Group, Inc.

Ken D. Uematsu, CFA (1966)	Assistant Vice President, T. Rowe Price
Vice President, Index Trust

Julie L. Waples (1970)	Vice President, T. Rowe Price
Vice President, Index Trust

Richard T. Whitney, CFA (1958)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, Index Trust	Group, Inc., T. Rowe Price International, Inc.,
and T. Rowe Price Trust Company

Paul W. Wojcik, CFA (1970)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, Index Trust	Group, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at
least five years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Mr. Donald W. Dick Jr. qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Dick is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2005	2004
Audit Fees	$8,633	$7,127
Audit-Related Fees	475	1,005
Tax Fees	2,097	1,933
All Other Fees	394	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,008,000 and $903,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant’s principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	February 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	February 21, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	February 21, 2006